Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
January 31, 2026
EMT-NPRT1-0426
1.9891460.107
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	132,034	12,261,998
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	31,706	623,023
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	63,237	701,299
Liberty Global Ltd Class C (b)	28,992	321,231

TOTAL BELGIUM		1,022,530
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	16,520	169,000
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	14,360	4,045,212
TOTAL BERMUDA		4,214,212
CANADA - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	28,931	132,504
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	7,465	481,642
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	108,010	2,291,972
Hut 8 Corp (United States) (b)	29,967	1,673,058
TOTAL INFORMATION TECHNOLOGY		3,965,030
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	14,420	348,243
TOTAL CANADA		4,927,419
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	63,472	260,235
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	17,459	107,896
Paper & Forest Products - 0.0%
Mercer International Inc	13,459	27,321
TOTAL GERMANY		135,217
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	146,661	231,723
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	11,502	148,606
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	12,856	113,261
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	4,626	365,871
TOTAL IRELAND		627,738
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	49,510	444,600
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	38,584	1,424,135
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	11,744	747,153
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	19,251	437,383
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	5,125	55,349
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	12,591	97,203
Liberty Latin America Ltd Class C (b)	37,085	288,521
TOTAL COMMUNICATION SERVICES		385,724
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	48,869	1,080,982
Ofg Bancorp	13,681	551,344
Popular Inc	20,704	2,764,606
		4,396,932
Financial Services - 0.0%
EVERTEC Inc	19,906	597,379
TOTAL FINANCIALS		4,994,311
TOTAL PUERTO RICO		5,380,035
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	16,199	928,689
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	21,765	2,638,789
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	32,115	655,467
TOTAL SWEDEN		3,294,256
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	41,247	744,096
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	29,708	1,484,212
TOTAL SWITZERLAND		2,228,308
THAILAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	7,699	229,045
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	11,163	5,463,619
TOTAL THAILAND		5,692,664
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	125,872	7,013,588
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	8,778	132,899
TOTAL UNITED KINGDOM		7,146,487
UNITED STATES - 97.3%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	5,748	150,971
AST SpaceMobile Inc Class A (b)(c)	75,212	8,364,327
Atn International Inc	3,063	74,093
Bandwidth Inc Class A (b)	8,870	123,914
Cogent Communications Holdings Inc	14,838	360,563
Globalstar Inc (b)	15,843	976,246
IDT Corp Class B	6,477	314,977
Iridium Communications Inc	32,608	649,551
Lumen Technologies Inc (b)	294,116	2,594,103
Shenandoah Telecommunications Co	14,088	167,225
Uniti Group Inc (b)	55,896	465,055
		14,241,025
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)(c)	158,983	220,986
Atlanta Braves Holdings Inc Class A (b)	2,833	124,709
Atlanta Braves Holdings Inc Class C (b)	14,672	585,853
Cinemark Holdings Inc	32,007	757,926
Eventbrite Inc Class A (b)	25,695	113,572
Madison Square Garden Entertainment Corp Class A (b)	12,480	772,138
Madison Square Garden Sports Corp Class A (b)	5,569	1,579,090
Marcus Corp/The	7,347	110,866
Roku Inc Class A (b)	40,748	3,879,210
Sphere Entertainment Co Class A (b)(c)	8,195	782,704
Starz Entertainment Corp	3,765	37,612
TKO Group Holdings Inc Class A	20,649	4,183,075
Vivid Seats Inc Class A (b)(c)	2,443	17,809
Warner Music Group Corp Class A	45,483	1,363,580
		14,529,130
Interactive Media & Services - 0.8%
Angi Inc Class A (b)	11,390	147,842
Bumble Inc Class A (b)	23,682	79,335
Cargurus Inc Class A (b)	25,248	818,035
Cars.com Inc (b)	17,532	199,164
EverQuote Inc Class A (b)	8,734	198,262
fuboTV Inc Class A (b)(c)	105,122	234,422
IAC Inc Class A (b)	20,228	747,425
Match Group Inc	73,503	2,289,618
MediaAlpha Inc Class A (b)	9,932	101,604
Nextdoor Holdings Inc Class A (b)	71,950	141,022
QuinStreet Inc (b)	17,569	233,492
Reddit Inc Class A (b)	39,483	7,117,600
Rumble Inc Class A (b)(c)	34,337	195,378
Shutterstock Inc	7,462	148,121
Snap Inc Class A (b)	351,419	2,435,334
TripAdvisor Inc Class A	36,600	486,414
Trump Media & Technology Group Corp (b)	50,461	644,892
Yelp Inc Class A (b)	18,272	500,287
Ziff Davis Inc (b)	12,385	473,355
ZipRecruiter Inc Class A (b)	19,814	48,741
ZoomInfo Technologies Inc (b)	85,239	686,174
		17,926,517
Media - 1.1%
AMC Networks Inc Class A (b)	9,831	75,797
Boston Omaha Corp (b)	6,720	82,051
Cable One Inc	1,439	116,545
Cardlytics Inc (b)(c)	16,205	15,694
Clear Channel Outdoor Holdings Inc (b)	100,441	209,922
DoubleVerify Holdings Inc (b)	41,960	454,007
EchoStar Corp Class A (b)(c)	41,921	4,746,296
EW Scripps Co/The Class A (b)	20,675	69,261
Gray Media Inc	25,736	116,069
Ibotta Inc Class A (b)	4,113	84,975
iHeartMedia Inc Class A (b)	37,028	119,971
John Wiley & Sons Inc Class A	12,848	401,243
Liberty Broadband Corp Class A (b)	5,230	251,145
Liberty Broadband Corp Class C (b)	36,576	1,759,671
Magnite Inc (b)	44,604	645,420
MNTN Inc Class A (b)	3,373	31,031
National CineMedia Inc	28,977	104,607
New York Times Co/The Class A	50,283	3,686,247
News Corp Class A	120,049	3,244,925
News Corp Class B	35,321	1,098,483
Nexstar Media Group Inc	8,890	1,888,058
NIQ Global Intelligence Plc	15,358	260,932
Optimum Communications Inc Class A (b)	80,002	122,403
Paramount Skydance Corp Class B	96,480	1,081,541
PubMatic Inc Class A (b)	10,915	79,243
Scholastic Corp	7,073	247,343
Sinclair Inc Class A	12,552	182,130
Sirius XM Holdings Inc	58,743	1,195,420
Stagwell Inc Class A (b)	34,259	205,897
TechTarget Inc (b)(c)	8,894	46,604
TEGNA Inc	49,880	955,701
Thryv Holdings Inc (b)	12,650	60,846
USA TODAY Co Inc (b)	38,795	229,666
		23,869,144
Wireless Telecommunication Services - 0.0%
Array Digital Infrastructure Inc	4,485	216,132
Gogo Inc (b)	23,060	105,845
NII Holdings Inc (b)(c)(d)	10,174	0
Spok Holdings Inc	6,899	94,999
Telephone and Data Systems Inc	30,469	1,375,067
		1,792,043
TOTAL COMMUNICATION SERVICES		72,357,859
Consumer Discretionary - 10.5%
Automobile Components - 0.8%
Adient PLC (b)	24,575	511,160
American Axle & Manufacturing Holdings Inc (b)	36,872	293,870
BorgWarner Inc	66,608	3,157,885
Cooper-Standard Holdings Inc (b)	5,439	170,621
Dana Inc	36,266	1,048,087
Dorman Products Inc (b)	8,642	1,073,336
Fox Factory Holding Corp (b)	13,142	241,813
Gentex Corp	68,178	1,568,776
Gentherm Inc (b)	9,731	311,003
Goodyear Tire & Rubber Co/The (b)	88,864	836,210
LCI Industries	7,518	1,102,815
Lear Corp	16,180	1,894,516
Patrick Industries Inc	10,343	1,304,976
Phinia Inc	11,952	850,624
QuantumScape Corp Class A (b)(c)	145,568	1,288,277
Solid Power Inc (b)(c)	54,537	244,326
Standard Motor Products Inc	6,485	258,946
Stoneridge Inc (b)	8,539	56,187
Visteon Corp	8,482	770,675
XPEL Inc (b)(e)	7,827	403,169
		17,387,272
Automobiles - 0.3%
Harley-Davidson Inc	36,735	727,353
Lucid Group Inc (b)(c)	42,772	473,486
Rivian Automotive Inc Class A (b)	251,272	3,706,262
Thor Industries Inc	16,397	1,834,332
Winnebago Industries Inc	8,789	403,503
		7,144,936
Broadline Retail - 0.3%
Dillard's Inc Class A (c)	939	570,499
Etsy Inc (b)	30,778	1,630,003
Groupon Inc (b)	8,813	124,704
Kohl's Corp (c)	34,846	608,760
Macy's Inc	83,424	1,670,148
Ollie's Bargain Outlet Holdings Inc (b)	19,119	2,109,017
Savers Value Village Inc (b)(c)	11,568	119,844
		6,832,975
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	8,017	320,119
Gold.com Inc	6,168	319,810
		639,929
Diversified Consumer Services - 1.0%
ADT Inc	157,672	1,261,376
Adtalem Global Education Inc (b)	11,338	1,174,050
American Public Education Inc (b)	5,607	234,260
Bright Horizons Family Solutions Inc (b)	17,653	1,635,197
Carriage Services Inc	4,870	208,972
Coursera Inc (b)	45,243	274,173
Driven Brands Holdings Inc (b)	17,972	279,465
Duolingo Inc Class A (b)	12,479	1,672,935
European Wax Center Inc Class A (b)	9,660	37,964
Frontdoor Inc (b)	22,426	1,325,601
Graham Holdings Co Class B	1,054	1,229,628
Grand Canyon Education Inc (b)	8,591	1,493,459
H&R Block Inc	39,436	1,555,750
KinderCare Learning Cos Inc (b)(c)	9,349	43,660
Laureate Education Inc (b)	41,693	1,430,070
Lincoln Educational Services Corp (b)	9,062	241,593
Matthews International Corp Class A	9,535	250,675
Mister Car Wash Inc (b)	30,430	168,887
Nerdy Inc Class A (b)(c)	24,430	23,940
Perdoceo Education Corp	18,986	608,122
Service Corp International/US	43,602	3,506,909
Strategic Education Inc	7,320	622,346
Stride Inc (b)	13,437	1,136,770
Udemy Inc (b)	29,454	141,674
Universal Technical Institute Inc (b)	15,564	433,146
		20,990,622
Hotels, Restaurants & Leisure - 2.5%
Accel Entertainment Inc Class A (b)	18,396	208,059
Aramark	81,714	3,145,172
Biglari Holdings Inc Class B (b)	212	79,506
BJ's Restaurants Inc (b)	6,575	274,967
Bloomin' Brands Inc	24,032	144,192
Boyd Gaming Corp	17,925	1,515,380
Brinker International Inc (b)	13,832	2,181,583
Caesars Entertainment Inc (b)	63,605	1,316,624
Cava Group Inc (b)(c)	31,101	1,885,343
Cheesecake Factory Inc/The (c)	14,237	825,177
Choice Hotels International Inc (c)	6,460	664,088
Churchill Downs Inc	20,597	2,025,921
Cracker Barrel Old Country Store Inc	6,859	206,593
Dave & Buster's Entertainment Inc (b)(c)	8,254	154,928
Dine Brands Global Inc (c)	4,529	155,752
Dutch Bros Inc Class A (b)	39,565	2,151,940
El Pollo Loco Holdings Inc (b)	8,106	82,114
First Watch Restaurant Group Inc (b)	14,246	227,794
Global Business Travel Group I Class A (b)	37,988	260,218
Golden Entertainment Inc	6,105	164,347
Hilton Grand Vacations Inc (b)	18,583	838,279
Hyatt Hotels Corp Class A (c)	13,020	2,035,937
Jack in the Box Inc (c)	5,865	122,989
Krispy Kreme Inc (c)	29,213	92,021
Kura Sushi USA Inc Class A (b)	1,954	130,547
Life Time Group Holdings Inc (b)	47,422	1,383,300
Lindblad Expeditions Holdings Inc (b)	11,673	194,589
Lucky Strike Entertainment Corp Class A (c)	5,219	42,273
Marriott Vacations Worldwide Corp	8,664	470,542
MGM Resorts International (b)	63,772	2,138,913
Monarch Casino & Resort Inc	3,856	352,940
Norwegian Cruise Line Holdings Ltd (b)	141,646	3,110,546
Papa John's International Inc	10,325	363,130
Penn Entertainment Inc (b)	39,992	513,497
Planet Fitness Inc Class A (b)	25,829	2,351,472
Portillo's Inc Class A (b)(c)	21,884	123,645
Pursuit Attractions and Hospitality Inc (b)	6,656	231,163
Rci Hospitality Holdings Inc	2,474	59,474
Red Rock Resorts Inc Class A	15,091	952,695
Rush Street Interactive Inc Class A (b)	30,696	542,398
Sabre Corp (b)	122,098	158,727
Serve Robotics Inc (b)(c)	18,296	190,827
Shake Shack Inc Class A (b)	12,492	1,106,416
Six Flags Entertainment Corp (b)	31,396	565,442
Sweetgreen Inc Class A (b)	32,660	200,532
Target Hospitality Corp (b)	10,252	70,636
Texas Roadhouse Inc	20,588	3,702,958
Travel + Leisure Co	19,990	1,390,105
United Parks & Resorts Inc (b)(c)	8,527	321,042
Vail Resorts Inc (c)	11,191	1,489,186
Viking Holdings Ltd (b)	56,896	4,105,046
Wendy's Co/The (c)	50,110	390,357
Wingstop Inc	8,654	2,297,031
Wyndham Hotels & Resorts Inc	23,533	1,712,967
Wynn Resorts Ltd	26,289	2,824,753
Xponential Fitness Inc Class A (b)(c)	8,708	69,141
		54,315,214
Household Durables - 1.6%
Beazer Homes USA Inc (b)	8,455	182,374
Cavco Industries Inc (b)	2,434	1,197,577
Century Communities Inc	7,965	501,636
Champion Homes Inc (b)	17,427	1,365,928
Cricut Inc Class A	15,054	67,291
Dream Finders Homes Inc Class A (b)(c)	8,933	164,278
Ethan Allen Interiors Inc	7,636	175,093
Flexsteel Industries Inc	1,172	46,915
Green Brick Partners Inc (b)	9,631	668,295
Helen of Troy Ltd (b)	7,077	117,195
Hovnanian Enterprises Inc Class A (b)	1,422	160,188
Installed Building Products Inc	7,063	2,035,133
KB Home	20,101	1,156,612
La-Z-Boy Inc	12,807	466,303
Legacy Housing Corp (b)	2,970	61,628
Leggett & Platt Inc	42,153	491,926
LGI Homes Inc (b)	6,437	322,558
Lovesac Co/The (b)	4,344	57,862
M/I Homes Inc (b)	8,114	1,084,842
Meritage Homes Corp	22,109	1,536,797
Mohawk Industries Inc (b)	16,158	1,912,784
Newell Brands Inc	130,378	554,107
SharkNinja Inc (b)	21,962	2,595,908
Smith Douglas Homes Corp Class A (b)(c)	2,835	51,143
Somnigroup International Inc	65,298	5,736,429
Sonos Inc (b)	37,434	537,178
Taylor Morrison Home Corp (b)	30,338	1,849,101
Toll Brothers Inc	29,989	4,333,111
TopBuild Corp (b)	8,690	4,067,355
Tri Pointe Homes Inc (b)	26,527	884,675
Whirlpool Corp (c)	17,480	1,398,225
		35,780,447
Leisure Products - 0.6%
Acushnet Holdings Corp	8,564	830,194
Brunswick Corp/DE	20,182	1,619,000
Callaway Golf Co (b)	43,487	624,038
Funko Inc Class A (b)	11,929	48,431
Hasbro Inc	41,486	3,705,115
JAKKS Pacific Inc	2,940	53,714
Johnson Outdoors Inc Class A	1,904	86,423
Latham Group Inc (b)	13,833	87,010
Malibu Boats Inc Class A (b)	5,955	193,538
MasterCraft Boat Holdings Inc (b)	4,062	87,455
Mattel Inc (b)	96,809	2,022,340
Peloton Interactive Inc Class A (b)	125,649	702,378
Polaris Inc	16,645	1,062,617
Smith & Wesson Brands Inc	13,780	150,478
Sturm Ruger & Co Inc	5,021	184,220
YETI Holdings Inc (b)	24,147	1,103,759
		12,560,710
Specialty Retail - 2.3%
1-800-Flowers.com Inc Class A (b)(c)	8,311	35,904
Abercrombie & Fitch Co Class A (b)	14,667	1,431,939
Academy Sports & Outdoors Inc	20,714	1,139,477
Advance Auto Parts Inc	18,635	894,666
America's Car-Mart Inc/TX (b)	2,442	62,808
American Eagle Outfitters Inc	48,911	1,140,115
Arhaus Inc Class A (b)	16,549	168,469
Arko Corp	24,877	132,097
Asbury Automotive Group Inc (b)	6,031	1,414,330
AutoNation Inc (b)	8,502	1,742,740
BARK Inc (b)	37,867	33,702
Barnes & Noble Education Inc (b)	6,711	60,063
Bath & Body Works Inc	64,019	1,395,614
Bed Bath & Beyond Inc (b)	21,099	124,695
Boot Barn Holdings Inc (b)	9,500	1,695,560
Buckle Inc/The	9,380	443,674
Build-A-Bear Workshop Inc	3,790	226,187
Caleres Inc	10,299	125,854
Camping World Holdings Inc Class A	19,827	261,518
Chewy Inc Class A (b)	70,102	2,040,669
Citi Trends Inc (b)	2,086	90,011
Designer Brands Inc Class A	11,955	75,795
Dick's Sporting Goods Inc	20,591	4,159,383
EVgo Inc Class A (b)(c)	41,847	125,959
Five Below Inc (b)	17,174	3,291,225
Floor & Decor Holdings Inc Class A (b)	33,620	2,217,575
GameStop Corp Class A (b)(c)	128,370	3,065,476
Gap Inc/The	70,557	1,974,185
Genesco Inc (b)	3,094	89,509
Group 1 Automotive Inc	3,853	1,364,964
Haverty Furniture Cos Inc	4,171	105,610
J Jill Inc	2,354	36,746
Lands' End Inc (b)(c)	3,823	67,896
Lithia Motors Inc Class A	7,550	2,441,972
MarineMax Inc (b)	5,879	158,909
Monro Inc	9,323	174,527
Murphy USA Inc	5,308	2,242,683
National Vision Holdings Inc (b)	24,550	646,893
OneWater Marine Inc Class A (b)	4,387	58,259
Penske Automotive Group Inc	5,738	899,661
Petco Health & Wellness Co Inc Class A (b)	27,615	74,284
RealReal Inc/The (b)	30,443	446,599
Revolve Group Inc Class A (b)	12,568	347,505
RH (b)	4,772	948,817
Sally Beauty Holdings Inc (b)	30,327	461,577
Shoe Carnival Inc	5,630	107,308
Signet Jewelers Ltd	12,744	1,175,889
Sleep Number Corp (b)	7,074	82,341
Sonic Automotive Inc Class A	4,694	281,452
Stitch Fix Inc Class A (b)	36,157	173,554
ThredUp Inc Class A (b)	30,486	154,869
Upbound Group Inc	16,218	306,520
Urban Outfitters Inc (b)	16,696	1,182,912
Valvoline Inc (b)	39,423	1,289,921
Victoria's Secret & Co (b)	24,980	1,361,660
Warby Parker Inc Class A (b)	30,797	785,631
Wayfair Inc Class A (b)	33,279	3,444,044
Winmark Corp	913	411,480
Zumiez Inc (b)	4,305	105,946
		50,999,628
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	36,907	832,991
Carter's Inc	11,332	392,201
Columbia Sportswear Co	8,098	447,657
Crocs Inc (b)	16,206	1,360,008
Figs Inc Class A (b)	48,613	525,507
G-III Apparel Group Ltd	11,513	337,907
Kontoor Brands Inc	15,872	948,035
Lakeland Industries Inc	2,907	27,383
Levi Strauss & Co Class A	29,984	596,082
Movado Group Inc	5,061	115,390
Oxford Industries Inc	4,424	163,024
PVH Corp	14,894	928,790
Ralph Lauren Corp Class A	12,062	4,262,831
Steven Madden Ltd	22,578	990,723
Tapestry Inc	63,708	8,085,182
Under Armour Inc Class A (b)(c)	55,975	345,366
Under Armour Inc Class C (b)(c)	39,683	240,876
VF Corp	102,244	2,002,960
Wolverine World Wide Inc	25,615	453,898
		23,056,811
TOTAL CONSUMER DISCRETIONARY		229,708,544
Consumer Staples - 3.3%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	2,420	516,960
Brown-Forman Corp Class A	17,757	494,177
Brown-Forman Corp Class B (c)	54,427	1,489,667
Celsius Holdings Inc (b)	49,791	2,613,032
Coca-Cola Consolidated Inc	17,597	2,675,800
MGP Ingredients Inc	4,382	109,156
Molson Coors Beverage Co Class B	52,746	2,533,918
National Beverage Corp (b)	7,246	246,944
Primo Brands Corp Class A	78,359	1,484,119
Vita Coco Co Inc/The (b)	13,641	727,747
		12,891,520
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	123,307	2,053,062
Andersons Inc/The	10,461	648,477
BJ's Wholesale Club Holdings Inc (b)	41,066	3,796,141
Casey's General Stores Inc	11,573	7,019,025
Chefs' Warehouse Inc/The (b)	11,235	706,682
Grocery Outlet Holding Corp (b)	29,983	285,738
Ingles Markets Inc Class A	4,222	316,059
Maplebear Inc (b)	57,311	2,129,677
Natural Grocers by Vitamin Cottage Inc	3,477	94,991
Performance Food Group Co (b)	48,781	4,656,146
PriceSmart Inc	7,865	1,118,482
United Natural Foods Inc (b)	18,819	700,631
US Foods Holding Corp (b)	69,346	5,798,713
Weis Markets Inc	2,905	206,690
		29,530,514
Food Products - 1.0%
Alico Inc	2,015	83,240
B&G Foods Inc	25,761	112,576
Beyond Meat Inc (b)(c)	139,350	106,352
BRC Inc Class A (b)	28,537	23,603
Cal-Maine Foods Inc	14,222	1,187,964
Calavo Growers Inc	5,335	135,722
Campbell's Company/The	61,226	1,713,103
Darling Ingredients Inc (b)	49,266	2,249,486
Flowers Foods Inc	66,940	765,124
Fresh Del Monte Produce Inc	10,307	408,776
Freshpet Inc (b)	15,137	1,055,049
Hain Celestial Group Inc (b)	26,483	32,044
Hormel Foods Corp	90,952	2,238,329
Ingredion Inc	19,693	2,325,743
J & J Snack Foods Corp	4,921	467,495
John B Sanfilippo & Son Inc	2,871	232,264
Lamb Weston Holdings Inc	43,429	1,994,694
Limoneira Co	4,947	71,237
Mama's Creations Inc (b)	11,973	180,792
Marzetti Company/The	6,324	1,085,009
Mission Produce Inc (b)	13,084	176,111
Pilgrim's Pride Corp	13,285	576,170
Post Holdings Inc (b)	14,787	1,512,858
Seaboard Corp	80	406,582
Seneca Foods Corp Class A (b)	1,513	180,546
Simply Good Foods Co/The (b)	28,592	536,672
Tootsie Roll Industries Inc Class A	6,151	233,000
TreeHouse Foods Inc (b)	13,883	342,077
Utz Brands Inc Class A	24,122	254,246
Vital Farms Inc (b)(c)	11,569	329,138
Westrock Coffee Co (b)	12,529	60,515
		21,076,517
Household Products - 0.1%
Central Garden & Pet Co (b)	2,497	84,474
Central Garden & Pet Co Class A (b)	16,199	496,823
Energizer Holdings Inc	19,105	417,062
Oil-Dri Corp of America	3,249	196,727
Reynolds Consumer Products Inc	17,161	397,620
Spectrum Brands Holdings Inc	7,637	486,553
WD-40 Co	4,214	974,404
		3,053,663
Personal Care Products - 0.2%
BellRing Brands Inc (b)	39,206	975,053
Coty Inc Class A (b)	114,807	363,938
Edgewell Personal Care Co	14,510	282,365
elf Beauty Inc (b)	18,571	1,578,349
Herbalife Ltd (b)	32,116	553,680
Honest Co Inc/The (b)	32,451	80,154
Interparfums Inc	5,689	555,076
Medifast Inc (b)(c)	3,059	34,995
Nu Skin Enterprises Inc Class A	15,127	160,497
Olaplex Holdings Inc (b)	40,779	64,431
USANA Health Sciences Inc (b)	3,265	70,851
		4,719,389
Tobacco - 0.0%
Turning Point Brands Inc	5,898	714,543
Universal Corp/VA	7,839	443,608
		1,158,151
TOTAL CONSUMER STAPLES		72,429,754
Energy - 3.4%
Energy Equipment & Services - 1.0%
Archrock Inc	54,717	1,619,076
Atlas Energy Solutions Inc	23,912	279,053
Bristow Group Inc (b)	7,747	340,558
Cactus Inc Class A	21,494	1,208,608
Core Laboratories Inc	14,583	284,952
DMC Global Inc (b)	5,767	49,596
Expro Group Holdings NV (b)	31,482	504,027
Helix Energy Solutions Group Inc (b)	42,498	337,434
Helmerich & Payne Inc	31,171	1,056,073
Innovex International Inc (b)	12,050	299,443
Kodiak Gas Services Inc	25,793	1,083,564
Liberty Energy Inc Class A	50,306	1,240,043
Nabors Industries Ltd (b)(c)	4,521	302,184
Natural Gas Services Group Inc	3,283	113,723
Noble Corp PLC (c)	39,341	1,401,326
NOV Inc	114,034	2,092,524
Oceaneering International Inc (b)	30,891	929,819
Oil States International Inc (b)	17,266	146,243
Patterson-UTI Energy Inc	107,402	808,737
ProPetro Holding Corp (b)	24,863	285,676
Ranger Energy Services Inc Class A	4,843	74,679
RPC Inc	29,320	194,978
Select Water Solutions Inc Class A	30,691	371,054
Solaris Energy Infrastructure Inc Class A	14,215	784,526
TETRA Technologies Inc (b)	41,576	473,966
Tidewater Inc (b)	14,330	895,482
Transocean Ltd (b)	308,045	1,530,984
Valaris Ltd (b)	20,132	1,162,220
Weatherford International PLC	22,378	2,105,322
		21,975,870
Oil, Gas & Consumable Fuels - 2.4%
Amplify Energy Corp (b)	11,828	59,377
Antero Midstream Corp	104,190	1,960,856
Antero Resources Corp (b)	91,419	3,324,909
APA Corp	110,772	2,925,489
California Resources Corp	24,497	1,310,590
Calumet Inc (b)	19,895	445,847
Centrus Energy Corp Class A (b)(c)	5,456	1,518,296
Chord Energy Corp	17,878	1,792,091
Clean Energy Fuels Corp (b)	55,090	121,198
CNX Resources Corp (b)	42,187	1,636,856
Comstock Resources Inc (b)(c)	24,664	600,568
Core Natural Resources Inc	16,006	1,526,652
Crescent Energy Co Class A	75,556	738,182
CVR Energy Inc (b)	9,386	213,438
Delek US Holdings Inc	18,685	551,394
Dorian LPG Ltd	11,442	337,882
DT Midstream Inc	31,697	3,994,456
Excelerate Energy Inc Class A	7,578	283,038
FutureFuel Corp	11,356	37,361
Gevo Inc (b)	74,172	145,377
Granite Ridge Resources Inc	23,747	119,210
Green Plains Inc (b)	21,478	246,138
Gulfport Energy Corp (b)	4,864	993,083
HF Sinclair Corp	48,859	2,540,179
HighPeak Energy Inc Class A (c)	8,120	36,945
International Seaways Inc	12,660	755,169
Kinetik Holdings Inc Class A	14,288	584,522
Magnolia Oil & Gas Corp Class A	57,654	1,470,754
Matador Resources Co	36,620	1,656,689
Murphy Oil Corp	41,916	1,261,252
New Fortress Energy Inc Class A (b)(c)	38,169	50,765
NextDecade Corp (b)(c)	43,128	228,147
Northern Oil & Gas Inc	30,539	763,475
Par Pacific Holdings Inc (b)	15,594	588,518
PBF Energy Inc Class A	25,574	855,706
Peabody Energy Corp	38,008	1,340,162
Permian Resources Holdings Inc/DE Class A	216,926	3,499,016
Range Resources Corp	74,022	2,801,733
REX American Resources Corp (b)	8,929	301,889
Riley Exploration Permian Inc	3,726	104,514
Ring Energy Inc (b)	46,669	55,536
Sable Offshore Corp (b)(c)	38,063	368,450
SandRidge Energy Inc	10,574	167,598
SM Energy Co	35,745	695,955
Summit Midstream Corp Class A (b)	3,236	92,906
Talos Energy Inc (b)	39,375	469,350
Uranium Energy Corp (b)(c)	150,601	2,596,361
VAALCO Energy Inc	33,757	173,511
Viper Energy Inc Class A	52,767	2,234,155
Vitesse Energy Inc	9,471	198,512
W&T Offshore Inc	30,269	65,684
World Kinect Corp	17,444	469,418
		51,309,159
TOTAL ENERGY		73,285,029
Financials - 15.9%
Banks - 5.7%
1st Source Corp	5,711	384,522
Amalgamated Financial Corp	6,600	256,344
Amerant Bancorp Inc Class A	12,068	261,876
Ameris Bancorp	20,055	1,616,834
Associated Banc-Corp	51,317	1,398,901
Atlantic Union Bankshares Corp	44,432	1,725,739
Avidia Bancorp Inc	5,961	109,623
Axos Financial Inc (b)	17,635	1,745,689
Banc of California Inc	41,772	834,605
BancFirst Corp	6,474	711,816
Bancorp Inc/The (b)	13,609	808,919
Bank First Corp	2,785	388,619
Bank of Hawaii Corp	12,445	930,637
Bank of Marin Bancorp	5,032	135,109
Bank OZK	33,134	1,575,853
BankUnited Inc	23,345	1,108,187
Banner Corp	10,652	658,720
Bar Harbor Bankshares	5,847	198,272
Beacon Financial Corp	26,181	742,231
BOK Financial Corp	6,846	889,569
Burke & Herbert Financial Services Corp	4,206	275,409
Business First Bancshares Inc	9,453	266,291
Byline Bancorp Inc	10,029	320,226
California BanCorp	6,733	121,127
Camden National Corp	5,489	261,112
Capital Bancorp Inc	3,630	111,514
Capitol Federal Financial Inc	38,216	278,212
Cathay General Bancorp	21,149	1,082,406
Central Pacific Financial Corp	8,453	275,314
City Holding Co	4,499	553,782
CNB Financial Corp/PA	9,196	254,729
Coastal Financial Corp/WA Class A (b)	4,023	385,323
Columbia Banking System Inc	93,103	2,740,952
Columbia Financial Inc (b)	8,472	137,839
Commerce Bancshares Inc/MO	40,148	2,113,391
Community Financial System Inc	16,428	1,026,750
Community Trust Bancorp Inc	4,696	289,743
Connectone Bancorp Inc	15,581	414,766
Cullen/Frost Bankers Inc	19,809	2,730,076
Customers Bancorp Inc (b)	9,859	779,058
CVB Financial Corp	40,262	793,564
Dime Community Bancshares Inc	12,693	431,816
Eagle Bancorp Inc	8,604	230,243
East West Bancorp Inc	42,732	4,890,251
Eastern Bankshares Inc	68,396	1,401,092
Enterprise Financial Services Corp	11,521	660,729
Equity Bancshares Inc Class A	4,659	214,873
Esquire Financial Holdings Inc	2,046	218,165
Farmers National Banc Corp	11,556	149,997
FB Bancorp Inc (b)	5,790	75,038
FB Financial Corp	12,579	723,670
Financial Institutions Inc	6,357	209,400
First Bancorp/Southern Pines NC	12,946	749,962
First Busey Corp	27,662	681,868
First Business Financial Services Inc	2,477	141,982
First Commonwealth Financial Corp	32,341	583,108
First Community Bankshares Inc	6,084	219,146
First Financial Bancorp	30,536	877,605
First Financial Bankshares Inc	40,499	1,288,678
First Financial Corp	3,685	240,115
First Foundation Inc (b)	25,532	160,341
First Hawaiian Inc	38,603	1,024,910
First Horizon Corp	152,612	3,737,469
First Interstate BancSystem Inc Class A	28,071	995,678
First Merchants Corp	18,060	718,066
First Mid Bancshares Inc	6,750	284,175
Firstsun Capital Bancorp (b)	3,395	134,035
Five Star Bancorp	5,359	212,324
Flagstar Financial Inc	92,797	1,226,776
Flushing Financial Corp	10,412	164,405
FNB Corp/PA	110,443	1,938,275
Fulton Financial Corp	56,250	1,161,563
German American Bancorp Inc	11,704	492,387
Glacier Bancorp Inc	40,080	2,031,254
Great Southern Bancorp Inc	2,545	156,212
Hancock Whitney Corp	25,950	1,785,360
Hanmi Financial Corp	9,218	244,922
Heritage Commerce Corp	19,229	244,785
Heritage Financial Corp Wash	10,600	273,586
Hilltop Holdings Inc	13,355	500,145
Hingham Institution For Savings The	599	178,772
Home BancShares Inc/AR	56,805	1,641,665
HomeTrust Bancshares Inc	4,237	182,699
Hope Bancorp Inc	40,120	480,638
Horizon Bancorp Inc/IN	16,491	290,571
Independent Bank Corp	15,454	1,248,374
Independent Bank Corp/MI	6,541	229,916
International Bancshares Corp	16,820	1,171,345
Kearny Financial Corp/MD	17,504	136,356
Lakeland Financial Corp	7,978	475,489
Live Oak Bancshares Inc	10,894	435,324
Mechanics Bancorp Class A	14,744	221,013
Mercantile Bank Corp	4,993	259,536
Metropolitan Bank Holding Corp	2,828	261,873
Mid Penn Bancorp Inc	6,484	213,907
Midland States Bancorp Inc	6,689	152,844
MidWestOne Financial Group Inc	6,388	295,892
National Bank Holdings Corp Class A	11,773	473,039
NB Bancorp Inc	12,663	275,040
Nbt Bancorp Inc	16,393	728,341
Nicolet Bankshares Inc	4,150	605,817
Northeast Bank	2,201	253,621
Northeast Community Bancorp Inc	4,495	106,082
Northfield Bancorp Inc	11,345	139,770
Northrim BanCorp Inc	6,943	163,577
Northwest Bancshares Inc	47,480	611,542
OceanFirst Financial Corp	17,813	333,994
Old National Bancorp/IN	108,016	2,638,831
Old Second Bancorp Inc	16,190	321,210
Origin Bancorp Inc	9,024	386,498
Orrstown Financial Services Inc	5,966	214,895
Park National Corp	4,495	732,415
Pathward Financial Inc	7,058	637,267
Peapack-Gladstone Financial Corp	4,739	150,321
Peoples Bancorp Inc/OH	11,099	360,939
Peoples Financial Services Corp	3,057	159,270
Pinnacle Financial Partners Inc	23,971	2,279,402
Preferred Bank/Los Angeles CA	3,531	302,854
Prosperity Bancshares Inc	29,532	2,038,003
Provident Financial Services Inc	40,861	904,663
QCR Holdings Inc	5,204	469,713
Renasant Corp	29,593	1,115,952
Republic Bancorp Inc/KY Class A	3,079	223,566
S&T Bancorp Inc	11,976	510,657
Seacoast Banking Corp of Florida	30,115	1,007,046
ServisFirst Bancshares Inc	15,642	1,280,298
Shore Bancshares Inc	9,554	181,239
Simmons First National Corp Class A	45,255	920,034
SmartFinancial Inc	4,370	174,450
Southern Missouri Bancorp Inc	2,886	180,577
Southside Bancshares Inc	9,120	293,573
SOUTHSTATE BANK CORP	31,182	3,190,854
Stellar Bancorp Inc	14,252	529,319
Stock Yards Bancorp Inc	8,538	577,937
Texas Capital Bancshares Inc (b)	14,207	1,437,322
TFS Financial Corp	16,267	228,958
Third Coast Bancshares Inc (b)	4,201	170,393
Tompkins Financial Corp	3,944	315,993
Towne Bank/Portsmouth VA	22,901	801,535
TriCo Bancshares	10,168	506,570
Triumph Financial Inc (b)	7,010	442,261
TrustCo Bank Corp NY	5,788	251,199
Trustmark Corp	18,622	791,807
UMB Financial Corp	22,146	2,815,642
United Bankshares Inc/WV	43,989	1,862,054
United Community Bank/SC	37,936	1,306,136
Unity Bancorp Inc	2,088	112,668
Univest Financial Corp	8,873	294,051
Valley National Bancorp	148,949	1,855,905
WaFd Inc	24,532	800,234
Washington Trust Bancorp Inc	5,870	201,752
Webster Financial Corp	50,000	3,288,500
WesBanco Inc	30,040	1,060,112
Westamerica BanCorp	7,862	397,660
Western Alliance Bancorp	32,135	2,864,835
Wintrust Financial Corp	20,739	3,058,795
WSFS Financial Corp	16,991	1,099,827
Zions Bancorp NA	45,868	2,747,952
		125,229,036
Capital Markets - 2.9%
Acadian Asset Management Inc	8,192	454,001
Affiliated Managers Group Inc	8,740	2,736,407
Artisan Partners Asset Management Inc Class A	22,219	989,190
BGC Group Inc Class A	111,224	1,013,251
Blue Owl Capital Inc Class A	196,831	2,684,775
Carlyle Group Inc/The	80,771	4,747,719
Cohen & Steers Inc	8,690	558,419
Diamond Hill Investment Group Inc	794	136,052
DigitalBridge Group Inc Class A	51,582	793,847
Donnelley Financial Solutions Inc (b)	8,247	426,782
Evercore Inc Class A	12,035	4,251,604
Federated Hermes Inc Class B	23,062	1,228,743
Franklin Resources Inc	95,628	2,545,617
GCM Grosvenor Inc Class A	16,492	186,689
Hamilton Lane Inc Class A	12,748	1,800,528
Houlihan Lokey Inc Class A	16,942	2,851,677
Invesco Ltd	138,459	3,778,546
Janus Henderson Group PLC	38,350	1,845,786
Jefferies Financial Group Inc	51,377	3,143,245
Lazard Inc	35,138	1,887,613
MarketAxess Holdings Inc	11,594	1,962,053
Miami International Holdings Inc	6,956	290,274
Moelis & Co Class A	23,102	1,655,720
Morningstar Inc	7,409	1,497,285
Open Lending Corp (b)	32,224	57,681
Oppenheimer Holdings Inc Class A	1,928	162,010
P10 Inc Class A	19,420	209,348
Perella Weinberg Partners Class A	20,469	456,663
Piper Sandler Cos	5,179	1,793,747
PJT Partners Inc Class A	7,570	1,309,837
SEI Investments Co	28,848	2,534,297
StepStone Group Inc Class A	22,555	1,594,413
Stifel Financial Corp	31,621	3,898,869
StoneX Group Inc (b)	14,461	1,623,392
TPG Inc Class A	40,175	2,366,709
Victory Capital Holdings Inc Class A	14,903	1,051,109
Virtu Financial Inc Class A	24,795	1,029,240
Virtus Invt Partners Inc	1,978	322,909
WisdomTree Inc	35,529	575,570
		62,451,617
Consumer Finance - 1.2%
Ally Financial Inc	87,330	3,692,313
Atlanticus Holdings Corp (b)	1,722	88,907
Bread Financial Holdings Inc	14,162	1,027,311
Credit Acceptance Corp (b)(c)	1,917	955,126
Dave Inc Class A (b)	3,434	562,111
Encore Capital Group Inc (b)	6,907	381,266
Enova International Inc (b)	7,691	1,270,322
EZCORP Inc Class A (b)	17,983	385,735
FirstCash Holdings Inc	12,107	2,064,244
Green Dot Corp Class A (b)	15,780	192,200
Jefferson Capital Inc	2,997	64,046
LendingClub Corp (b)	35,755	604,617
Lendingtree Inc (b)	3,455	195,760
Navient Corp	20,853	204,568
Nelnet Inc Class A	4,293	566,247
NerdWallet Inc Class A (b)	10,778	129,983
OneMain Holdings Inc	36,679	2,403,942
Oportun Financial Corp (b)	12,558	68,064
PRA Group Inc (b)	12,274	156,984
PROG Holdings Inc	12,308	399,272
SLM Corp	63,366	1,720,387
SoFi Technologies Inc Class A (b)	392,615	8,955,549
Upstart Holdings Inc (b)(c)	26,575	1,043,069
World Acceptance Corp (b)	895	108,519
		27,240,542
Financial Services - 2.2%
Affirm Holdings Inc Class A (b)	90,143	5,435,624
Alerus Financial Corp	8,177	201,318
Cannae Holdings Inc	13,470	194,103
Cantaloupe Inc (b)	17,955	192,837
Cass Information Systems Inc	3,647	163,969
Corebridge Financial Inc	83,294	2,567,954
Enact Holdings Inc	9,077	360,992
Equitable Holdings Inc	89,335	4,145,144
Essent Group Ltd	30,106	1,894,270
Euronet Worldwide Inc (b)	12,123	878,433
Federal Agricultural Mortgage Corp Class C	2,934	496,726
Flywire Corp (b)	34,188	430,769
HA Sustainable Infrastructure Capital Inc	39,306	1,352,519
International Money Express Inc (b)	8,942	138,243
Jackson Financial Inc	21,170	2,517,536
loanDepot Inc Class A (b)	29,714	64,777
Marqeta Inc Class A (b)	119,413	493,176
Merchants Bancorp/IN	9,156	379,608
MGIC Investment Corp	69,644	1,874,816
NCR Atleos Corp (b)	22,844	852,081
NewtekOne Inc	8,288	111,805
NMI Holdings Inc (b)	23,883	924,750
Onity Group Inc (b)	1,942	87,817
Paymentus Holdings Inc Class A (b)	15,770	421,532
Payoneer Global Inc (b)	90,405	577,688
PennyMac Financial Services Inc	9,035	902,777
Radian Group Inc	42,303	1,391,769
Remitly Global Inc (b)	53,276	704,309
Repay Holdings Corp Class A (b)	21,681	75,667
Rocket Cos Inc Class A	301,195	5,400,426
Sezzle Inc (b)(c)	5,285	334,223
Shift4 Payments Inc Class A (b)(c)	20,935	1,236,002
Toast Inc Class A (b)	146,004	4,542,184
UWM Holdings Corp Class A	75,459	370,504
Velocity Financial Inc (b)	2,798	56,771
Voya Financial Inc	29,667	2,274,272
Walker & Dunlop Inc	10,730	674,810
Western Union Co/The (c)	99,412	931,490
WEX Inc (b)	10,689	1,645,037
		47,298,728
Insurance - 3.0%
Abacus Global Management Inc Class A (c)	10,182	75,855
American Coastal Insurance Corp	7,837	86,599
American Financial Group Inc/OH	21,558	2,808,361
American Integrity Insurance Group Inc	2,161	40,388
Amerisafe Inc	6,303	237,056
Assurant Inc	15,569	3,707,446
Assured Guaranty Ltd	13,413	1,138,093
Axis Capital Holdings Ltd	23,963	2,472,502
Baldwin Insurance Group Inc/The Class A (b)	22,209	486,821
Bowhead Specialty Holdings Inc (b)	5,212	128,007
Brighthouse Financial Inc (b)	17,727	1,135,592
CNO Financial Group Inc	29,520	1,241,316
Donegal Group Inc Class A	5,565	103,899
eHealth Inc (b)	8,959	25,353
Employers Holdings Inc	7,001	305,384
Erie Indemnity Co Class A	7,929	2,243,986
F&G Annuities & Life Inc	6,695	197,436
First American Financial Corp	31,786	2,008,239
Genworth Financial Inc Class A (b)	123,417	1,029,298
Globe Life Inc	24,740	3,469,043
Goosehead Insurance Inc Class A (b)	7,729	477,961
Hanover Insurance Group Inc/The	11,060	1,925,988
HCI Group Inc	3,344	530,592
Heritage Insurance Holdings Inc (b)	6,869	179,075
Hippo Holdings Inc (b)	6,675	198,915
Horace Mann Educators Corp	12,653	566,981
Investors Title Co	497	128,932
James River Group Holdings Inc	13,848	92,920
Kemper Corp	18,338	722,701
Kinsale Capital Group Inc	6,894	2,729,197
Lemonade Inc (b)(c)	19,801	1,717,341
Lincoln National Corp	52,632	2,190,018
Loews Corp	52,450	5,537,147
MBIA Inc (b)	13,610	87,104
Mercury General Corp	8,316	728,398
Octave Specialty Group Inc (b)	14,443	81,892
Old Republic International Corp	70,964	2,779,660
Oscar Health Inc Class A (b)	67,168	963,861
Palomar Hldgs Inc (b)	8,215	1,015,292
Primerica Inc	9,923	2,610,146
ProAssurance Corp (b)	15,619	378,292
Reinsurance Group of America Inc	20,422	4,140,561
RLI Corp	28,650	1,674,020
Root Inc/OH Class A (b)(c)	4,255	264,363
Ryan Specialty Holdings Inc Class A	35,179	1,698,442
Safety Insurance Group Inc	4,683	368,552
Selective Insurance Group Inc	18,846	1,584,572
Selectquote Inc (b)	43,378	61,596
Skyward Specialty Insurance Group Inc (b)	11,697	521,920
Slide Insurance Holdings Inc (b)	7,218	124,366
Stewart Information Services Corp	8,739	589,271
Tiptree Inc Class A	7,296	130,452
Trupanion Inc (b)	10,514	336,343
TWFG Inc Class A (b)	4,345	108,582
United Fire Group Inc	6,851	246,225
Universal Insurance Holdings Inc	7,901	240,585
Unum Group	47,872	3,636,836
White Mountains Insurance Group Ltd	764	1,562,327
		65,872,100
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Adamas Trust Inc	26,451	211,608
AGNC Investment Corp	333,634	3,803,428
Annaly Capital Management Inc	212,165	4,881,917
Apollo Commercial Real Estate Finance Inc	41,047	443,718
Arbor Realty Trust Inc (c)	62,072	477,954
Ares Commercial Real Estate Corp	16,728	87,152
ARMOUR Residential REIT Inc	35,104	610,810
Blackstone Mortgage Trust Inc Class A	49,397	950,892
Brightspire Capital Inc Class A	41,572	248,601
Chimera Investment Corp	26,177	323,286
Claros Mortgage Trust Inc (b)	40,010	109,627
Dynex Capital Inc	46,226	641,617
Ellington Financial Inc	33,070	424,950
Franklin BSP Realty Trust Inc	25,299	259,568
Invesco Mortgage Capital Inc	22,555	193,747
Kkr Real Estate Finance Trust Inc	17,903	148,237
Ladder Capital Corp Class A	34,390	377,258
MFA Financial Inc	33,735	325,205
Orchid Island Capital Inc	53,389	416,434
Pennymac Mortgage Investment Trust	27,185	321,599
Ready Capital Corp	46,405	98,843
Redwood Trust Inc	38,617	211,621
Rithm Capital Corp	171,979	1,881,450
Starwood Property Trust Inc	108,140	1,938,950
TPG Mortgage Investment Trust Inc	10,378	89,251
TPG RE Finance Trust Inc	24,870	224,576
Two Harbors Investment Corp	32,820	376,445
		20,078,744
TOTAL FINANCIALS		348,170,767
Health Care - 12.7%
Biotechnology - 6.0%
4D Molecular Therapeutics Inc (b)	13,236	117,271
Abeona Therapeutics Inc (b)	16,915	86,097
Absci Corp (b)	40,662	121,579
ACADIA Pharmaceuticals Inc (b)	38,898	977,507
ADMA Biologics Inc (b)	74,453	1,288,037
Agios Pharmaceuticals Inc (b)	18,442	506,048
Akebia Therapeutics Inc (b)	81,342	114,692
Alector Inc (b)	29,761	56,248
Alkermes PLC (b)	51,574	1,747,843
Allogene Therapeutics Inc (b)	52,877	97,294
Altimmune Inc (b)(c)	31,854	178,382
Amicus Therapeutics Inc (b)	96,385	1,377,342
AnaptysBio Inc (b)	6,104	289,391
Anavex Life Sciences Corp (b)(c)	26,238	123,319
Anika Therapeutics Inc (b)	4,266	39,375
Annexon Inc (b)	41,221	257,219
Apellis Pharmaceuticals Inc (b)	31,815	718,383
Apogee Therapeutics Inc (b)	15,101	989,267
Arbutus Biopharma Corp (b)(c)	47,351	195,560
Arcellx Inc (b)	13,458	919,316
Arcturus Therapeutics Holdings Inc (b)	7,719	57,661
Arcus Biosciences Inc (b)	26,521	558,002
Arcutis Biotherapeutics Inc (b)	34,867	884,576
Ardelyx Inc (b)	75,382	579,688
ArriVent Biopharma Inc (b)	9,322	209,652
Arrowhead Pharmaceuticals Inc (b)	43,090	2,987,430
ARS Pharmaceuticals Inc (b)(c)	20,192	201,718
aTyr Pharma Inc (b)	27,182	23,996
Aura Biosciences Inc (b)	19,268	107,901
Avidity Biosciences Inc (b)	44,115	3,201,426
Avita Medical Inc (b)(c)	9,626	42,451
Beam Therapeutics Inc (b)	30,693	847,741
Bicara Therapeutics Inc (b)	9,789	164,455
BioCryst Pharmaceuticals Inc (b)	64,804	426,410
Biohaven Ltd (b)	35,357	418,273
Bridgebio Pharma Inc (b)	52,831	4,082,251
C4 Therapeutics Inc (b)	24,277	46,126
Candel Therapeutics Inc (b)(c)	11,949	69,782
Capricor Therapeutics Inc (b)	14,234	311,582
Cardiff Oncology Inc (b)(c)	21,599	37,798
CareDx Inc (b)	16,017	329,149
Carisma Therapeutics Inc rights (b)(d)	47,241	0
Cartesian Therapeutics Inc rights (b)(d)	31,759	9,210
Catalyst Pharmaceuticals Inc (b)	36,170	878,931
Celcuity Inc (b)	11,213	1,226,926
Celldex Therapeutics Inc (b)	20,638	507,695
CG oncology Inc (b)	21,290	1,108,145
Cogent Biosciences Inc (b)	47,862	1,718,724
Coherus Oncology Inc (b)(c)	37,984	82,045
Compass Therapeutics Inc (b)	46,937	300,397
Corvus Pharmaceuticals Inc (b)	20,026	414,538
Cullinan Therapeutics Inc (b)	15,881	189,937
Cytokinetics Inc (b)(c)	38,130	2,409,435
Day One Biopharmaceuticals Inc (b)	22,530	251,435
Denali Therapeutics Inc (b)	45,959	999,149
Dianthus Therapeutics Inc (b)	9,186	490,441
Disc Medicine Inc (b)	9,946	769,025
Dynavax Technologies Corp (b)	31,039	480,639
Dyne Therapeutics Inc (b)	44,667	799,093
Editas Medicine Inc (b)	29,897	59,495
Emergent BioSolutions Inc (b)(c)	16,659	188,913
Enanta Pharmaceuticals Inc (b)	7,884	101,704
Entrada Therapeutics Inc (b)	7,456	85,297
Erasca Inc (b)	66,179	695,541
Exact Sciences Corp (b)	58,992	6,037,241
Exelixis Inc (b)	83,530	3,454,801
Geron Corp (b)	167,074	228,891
Gossamer Bio Inc (b)	64,226	146,435
GRAIL Inc (b)	9,185	898,477
Halozyme Therapeutics Inc (b)	36,641	2,627,526
Heron Therapeutics Inc (b)(c)	55,878	73,759
Humacyte Inc Class A (b)(c)	47,103	46,995
Ideaya Biosciences Inc (b)	27,220	876,212
ImmunityBio Inc (b)(c)	94,685	591,781
Immunome Inc (b)	32,242	793,798
Immunovant Inc (b)	23,828	619,528
Incyte Corp (b)	51,367	5,140,296
Intellia Therapeutics Inc (b)(c)	35,904	472,138
Ionis Pharmaceuticals Inc (b)	50,473	4,172,603
Iovance Biotherapeutics Inc (b)(c)	102,519	261,423
Ironwood Pharmaceuticals Inc Class A (b)	44,037	215,341
Janux Therapeutics Inc (b)	14,591	200,043
KalVista Pharmaceuticals Inc (b)(c)	12,036	187,882
Keros Therapeutics Inc (b)	5,956	106,672
Kodiak Sciences Inc (b)	12,232	278,523
Korro Bio Inc (b)	1,889	25,180
Krystal Biotech Inc (b)	8,048	2,247,324
Kura Oncology Inc (b)	26,819	217,770
Kymera Therapeutics Inc (b)	18,886	1,372,823
Madrigal Pharmaceuticals Inc (b)	5,806	2,840,934
MannKind Corp (b)	95,474	551,840
MiMedx Group Inc (b)	36,517	186,602
Mineralys Therapeutics Inc (b)	17,145	529,609
Mirum Pharmaceuticals Inc (b)	13,795	1,423,920
Moderna Inc (b)	108,349	4,774,940
Monte Rosa Therapeutics Inc (b)	15,743	323,046
Myriad Genetics Inc (b)	28,632	160,912
Neurocrine Biosciences Inc (b)	31,056	4,225,479
Neurogene Inc (b)	3,348	59,126
Nkarta Inc (b)	15,723	34,905
Novavax Inc (b)(c)	50,613	447,672
Nurix Therapeutics Inc (b)	29,594	488,893
Nuvalent Inc Class A (b)	16,273	1,674,329
Ocugen Inc (b)	97,369	141,185
Olema Pharmaceuticals Inc (b)	12,558	322,992
OmniAb Operations Inc (b)(d)	1,470	691
OmniAb Operations Inc (b)(d)	1,470	529
Organogenesis Holdings Inc Class A (b)	23,047	92,188
ORIC Pharmaceuticals Inc (b)	23,926	245,481
PDL BioPharma Inc (b)(d)	15,583	0
Perspective Therapeutics Inc (b)(c)	19,913	75,470
Praxis Precision Medicines Inc (b)	7,325	2,300,050
Precigen Inc (b)	54,194	243,331
Prime Medicine Inc (b)	33,654	128,222
Protagonist Therapeutics Inc (b)	18,292	1,496,286
PTC Therapeutics Inc (b)	25,012	1,889,156
Puma Biotechnology Inc (b)	12,202	79,069
RAPT Therapeutics Inc (b)	5,993	345,676
Recursion Pharmaceuticals Inc Class A (b)(c)	159,717	669,214
REGENXBIO Inc (b)	14,597	162,903
Relay Therapeutics Inc (b)	40,815	312,643
Replimune Group Inc (b)	22,046	154,983
Revolution Medicines Inc (b)	56,601	5,487,467
Rezolute Inc (b)	26,127	87,264
Rhythm Pharmaceuticals Inc (b)	18,949	1,942,651
Rigel Pharmaceuticals Inc (b)	5,738	200,027
Rocket Pharmaceuticals Inc (b)	26,559	92,425
Roivant Sciences Ltd (b)	136,658	2,954,546
Sana Biotechnology Inc (b)	49,954	221,296
Sangamo Therapeutics Inc (b)(c)	110,092	58,954
Sarepta Therapeutics Inc (b)	32,518	661,416
Savara Inc (b)	41,787	225,650
Scholar Rock Holding Corp (b)	26,280	1,165,255
Seres Therapeutics Inc (b)	1,979	29,527
Soleno Therapeutics Inc (b)	15,178	585,264
Spyre Therapeutics Inc (b)	21,426	685,203
Stoke Therapeutics Inc (b)	15,957	484,135
Summit Therapeutics Inc (b)	46,214	669,179
Syndax Pharmaceuticals Inc (b)	26,985	548,065
Tango Therapeutics Inc (b)(c)	30,402	352,967
Taysha Gene Therapies Inc (b)	68,942	310,928
Tectonic Therapeutic Inc (b)(c)	3,205	64,068
TG Therapeutics Inc (b)(c)	42,383	1,247,332
Travere Therapeutics Inc (b)	27,759	863,027
Twist Bioscience Corp (b)(c)	18,751	770,104
Tyra Biosciences Inc (b)	7,247	223,353
Ultragenyx Pharmaceutical Inc (b)	30,013	722,413
United Therapeutics Corp (b)	13,411	6,296,330
Upstream Bio Inc (b)	10,572	328,578
Vanda Pharmaceuticals Inc (b)	18,364	138,465
Vaxcyte Inc (b)	36,694	1,965,698
Vera Therapeutics Inc Class A (b)	20,016	865,892
Veracyte Inc (b)	24,579	935,968
Verastem Inc (b)	19,212	117,193
Vericel Corp (b)	15,888	571,650
Viking Therapeutics Inc (b)(c)	35,135	1,020,320
Vir Biotechnology Inc (b)	30,155	224,353
Viridian Therapeutics Inc (b)	26,388	870,804
Voyager Therapeutics Inc (b)	15,755	61,445
Xencor Inc (b)	22,185	268,217
		131,548,120
Health Care Equipment & Supplies - 2.0%
Accuray Inc Del (b)	33,299	26,881
Alphatec Holdings Inc (b)	35,483	526,213
AngioDynamics Inc (b)	12,384	128,298
Artivion Inc (b)	12,936	527,401
AtriCure Inc (b)	15,466	571,159
Avanos Medical Inc (b)	14,994	199,720
Axogen Inc (b)	14,337	499,644
Bioventus Inc (b)	14,600	115,778
Butterfly Network Inc Class A (b)	63,746	252,434
Ceribell Inc (b)	6,523	134,439
Cerus Corp (b)	59,660	139,008
ClearPoint Neuro Inc (b)(c)	8,844	114,353
CONMED Corp	9,763	374,802
CVRx Inc (b)(c)	5,184	35,510
Delcath Systems Inc (b)(c)	8,349	82,739
DENTSPLY SIRONA Inc	62,906	784,438
Electromed Inc (b)	2,270	67,805
Embecta Corp	17,950	190,450
Enovis Corp (b)	17,820	392,753
Envista Holdings Corp (b)	51,030	1,197,674
Glaukos Corp (b)	17,905	2,137,499
Globus Medical Inc Class A (b)	34,713	3,147,775
Haemonetics Corp (b)	14,497	966,370
ICU Medical Inc (b)	7,663	1,148,684
Inogen Inc (b)	8,425	49,708
Inspire Medical Systems Inc (b)	8,215	622,533
Integer Holdings Corp (b)	10,846	942,084
Integra LifeSciences Holdings Corp (b)	20,827	232,013
iRadimed Corp	2,482	242,938
iRhythm Technologies Inc (b)	9,985	1,542,782
Lantheus Holdings Inc (b)	20,622	1,380,024
LeMaitre Vascular Inc	6,463	549,161
LivaNova PLC (b)	16,922	1,111,945
Masimo Corp (b)	14,229	1,954,069
Medline Inc Class A	67,255	2,972,671
Merit Medical Systems Inc (b)	18,504	1,500,489
Neogen Corp (b)	67,420	689,032
NeuroPace Inc (b)	7,427	112,371
Novocure Ltd (b)	31,722	393,353
Omnicell Inc (b)	13,931	675,654
OraSure Technologies Inc (b)	21,925	61,171
Orthofix Medical Inc (b)	12,040	159,289
OrthoPediatrics Corp (b)	5,244	91,560
Penumbra Inc (b)	12,201	4,370,032
PROCEPT BioRobotics Corp (b)	17,377	503,238
Pulse Biosciences Inc (b)(c)	5,948	82,261
QuidelOrtho Corp (b)	21,293	578,531
RxSight Inc (b)	10,739	93,322
Senseonics Holdings Inc (b)(c)	11,904	87,256
SI-BONE Inc (b)	11,859	196,622
Solventum Corp (b)	45,877	3,531,153
STAAR Surgical Co (b)	15,479	293,327
Tactile Systems Technology Inc (b)	6,876	198,441
Tandem Diabetes Care Inc (b)	20,951	416,715
Teleflex Inc	13,755	1,435,609
TransMedics Group Inc (b)	10,659	1,428,040
Treace Medical Concepts Inc (b)	14,984	34,762
UFP Technologies Inc (b)	2,397	601,983
Utah Medical Products Inc	931	56,847
Varex Imaging Corp (b)	12,792	178,320
		43,131,133
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (b)	28,942	388,980
Accendra Health Inc (b)	23,259	51,402
AdaptHealth Corp (b)	33,492	336,595
Addus HomeCare Corp (b)	5,671	586,835
agilon health Inc (b)	96,539	80,340
Alignment Healthcare Inc (b)	45,444	1,023,853
AMN Healthcare Services Inc (b)	11,860	252,618
Astrana Health Inc (b)	13,445	305,739
Aveanna Healthcare Holdings Inc (b)	21,693	182,221
BrightSpring Health Services Inc (b)	35,329	1,387,370
Brookdale Senior Living Inc (b)	74,053	1,110,795
Castle Biosciences Inc (b)	9,119	359,197
Chemed Corp	4,415	1,885,823
Clover Health Investments Corp Class A (b)(c)	122,549	274,510
Community Health Systems Inc (b)	34,684	111,336
Concentra Group Holdings Parent Inc	37,158	824,164
CorVel Corp (b)	9,790	681,678
Cross Country Healthcare Inc (b)	9,296	86,639
DaVita Inc (b)	10,944	1,196,617
DocGo Inc Class A (b)	26,671	20,446
Encompass Health Corp	31,299	2,958,694
Enhabit Inc (b)	15,780	167,741
Ensign Group Inc/The	17,889	3,070,826
Fulgent Genetics Inc (b)	6,517	170,745
GeneDx Holdings Corp Class A (b)	6,643	639,455
Guardant Health Inc (b)	40,286	4,594,215
Guardian Pharmacy Services Inc Class A (b)	6,109	184,492
HealthEquity Inc (b)	26,836	2,299,040
Henry Schein Inc (b)	31,161	2,352,032
Hims & Hers Health Inc Class A (b)(c)	64,884	1,757,708
Hinge Health Inc Class A (b)	4,529	158,062
LifeStance Health Group Inc (b)	54,518	385,442
National HealthCare Corp	3,869	553,693
National Research Corp Class A	4,390	89,293
NeoGenomics Inc (b)	40,247	485,379
OPKO Health Inc (b)	135,276	170,448
Option Care Health Inc (b)	49,554	1,684,836
PACS Group Inc (b)	13,514	456,233
Pediatrix Medical Group Inc (b)	26,182	559,771
Pennant Group Inc/The (b)	10,714	295,921
Privia Health Group Inc (b)	36,141	839,194
Progyny Inc (b)	24,945	595,437
RadNet Inc (b)	21,634	1,516,543
Select Medical Holdings Corp	34,277	515,869
Sonida Senior Living Inc (b)	2,232	71,089
Strata Critical Medical Inc (b)	6,061	29,578
Surgery Partners Inc (b)(c)	23,581	350,414
Talkspace Inc Class A (b)	44,230	178,689
Tenet Healthcare Corp (b)	27,362	5,179,080
Universal Health Services Inc Class B	17,189	3,459,458
US Physical Therapy Inc	4,802	402,744
		47,319,279
Health Care Technology - 0.1%
Certara Inc (b)	36,755	323,076
Claritev Corp Class A (b)	2,333	63,364
Definitive Healthcare Corp Class A (b)	14,231	33,015
Doximity Inc Class A (b)	42,929	1,608,550
Evolent Health Inc Class A (b)	34,080	109,397
GoodRx Holdings Inc Class A (b)	27,492	62,407
Health Catalyst Inc (b)	20,885	44,903
HealthStream Inc	7,237	161,313
HeartFlow Inc (c)	5,485	163,837
LifeMD Inc (b)	12,969	42,019
OptimizeRx Corp (b)	5,193	55,877
Phreesia Inc (b)	18,067	242,640
Schrodinger Inc/United States (b)	17,466	244,000
Simulations Plus Inc (b)	5,092	86,004
Teladoc Health Inc (b)	54,379	296,366
TruBridge Inc (b)	3,055	59,114
Waystar Holding Corp (b)	35,606	945,695
		4,541,577
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	36,161	730,452
Adaptive Biotechnologies Corp (b)	36,485	674,973
Azenta Inc (b)	12,671	492,648
Bio-Rad Laboratories Inc Class A (b)	5,680	1,668,216
Bio-Techne Corp	48,666	3,119,004
BioLife Solutions Inc (b)	12,031	262,276
Bruker Corp	34,483	1,527,252
Charles River Laboratories International Inc (b)	15,335	3,227,711
Codexis Inc (b)	23,598	29,262
CryoPort Inc (b)	15,591	148,270
Cytek Biosciences Inc (b)	33,974	169,870
Fortrea Holdings Inc (b)	28,752	483,321
Ginkgo Bioworks Holdings Inc Class A (b)(c)	13,522	121,292
Lifecore Biomedical Inc (b)	11,443	99,440
Maravai LifeSciences Holdings Inc Class A (b)	38,121	128,087
MaxCyte Inc (b)	31,165	28,259
Medpace Holdings Inc (b)	6,929	4,036,004
Mesa Laboratories Inc	1,764	138,933
Niagen Bioscience Inc (b)	17,307	103,669
OmniAb Inc (b)	35,710	64,992
Pacific Biosciences of California Inc (b)	93,661	211,674
Personalis Inc (b)(c)	16,283	152,572
Quanterix Corp (b)	13,527	85,761
Quantum-Si Inc Class A (b)(c)	56,903	64,300
Repligen Corp (b)	16,507	2,465,651
Sotera Health Co (b)	64,415	1,167,200
Standard BioTools Inc (b)	97,056	135,878
		21,536,967
Pharmaceuticals - 1.4%
Aclaris Therapeutics Inc (b)	29,738	104,380
Alumis Inc (b)	19,037	466,597
Amneal Intermediate Inc Class A (b)	52,726	721,292
Amphastar Pharmaceuticals Inc (b)	11,230	297,483
Amylyx Pharmaceuticals Inc (b)	26,286	375,627
ANI Pharmaceuticals Inc (b)	5,651	462,534
Aquestive Therapeutics Inc (b)(c)	27,586	81,379
Arvinas Inc (b)	19,982	267,359
Axsome Therapeutics Inc (b)	13,211	2,434,127
Collegium Pharmaceutical Inc (b)	9,787	449,419
Corcept Therapeutics Inc (b)	29,212	1,164,682
CorMedix Inc (b)(c)	22,492	174,538
Crinetics Pharmaceuticals Inc (b)	29,667	1,481,570
Definium Therapeutics Inc (b)	30,659	517,524
Edgewise Therapeutics Inc (b)	23,029	648,266
Elanco Animal Health Inc (b)	154,784	3,727,200
Enliven Therapeutics Inc (b)(c)	13,825	365,671
Esperion Therapeutics Inc (b)	73,198	248,141
Evolus Inc (b)	20,054	94,053
EyePoint Inc (b)	24,498	331,213
Fulcrum Therapeutics Inc (b)	14,750	158,268
Harmony Biosciences Holdings Inc (b)	12,372	451,825
Harrow Inc (b)(c)	10,217	418,284
Innoviva Inc (b)	22,414	448,280
Jazz Pharmaceuticals PLC (b)	18,930	3,113,797
LENZ Therapeutics Inc (b)(c)	6,716	106,247
Lexicon Pharmaceuticals Inc (b)	57,270	66,433
Ligand Pharmaceuticals Inc (b)	6,162	1,183,720
Liquidia Corp (b)	21,305	903,119
Nektar Therapeutics (b)	6,237	232,827
Nuvation Bio Inc Class A (b)	74,603	390,920
Ocular Therapeutix Inc (b)	52,882	483,341
Omeros Corp (b)(c)	21,733	254,059
Organon & Co	80,743	689,545
Pacira BioSciences Inc (b)	13,615	279,652
Perrigo Co PLC	43,294	615,208
Phathom Pharmaceuticals Inc (b)	13,954	190,751
Phibro Animal Health Corp Class A	6,295	252,744
Prestige Consumer Healthcare Inc (b)	14,983	965,954
Septerna Inc (b)	7,020	163,847
SIGA Technologies Inc	12,702	85,103
Supernus Pharmaceuticals Inc (b)	17,836	858,982
Tarsus Pharmaceuticals Inc (b)	12,134	783,128
Terns Pharmaceuticals Inc (b)	26,692	923,543
Theravance Biopharma Inc (b)	11,385	215,632
Third Harmonic Bio Inc (b)(d)	6,611	0
Trevi Therapeutics Inc (b)	32,264	337,804
WaVe Life Sciences Ltd (b)	44,726	578,754
Xeris Biopharma Holdings Inc (b)	51,255	377,237
Xeris Biopharma Holdings Inc rights (b)(d)	12,393	0
Zevra Therapeutics Inc (b)	17,359	156,231
		30,098,290
TOTAL HEALTH CARE		278,175,366
Industrials - 22.0%
Aerospace & Defense - 3.4%
AAR Corp (b)	12,131	1,284,794
AeroVironment Inc (b)	9,912	2,759,402
AerSale Corp (b)	9,461	70,863
AIRO Group Holdings Inc	3,152	32,433
Archer Aviation Inc Class A (b)(c)	192,026	1,380,667
Astronics Corp (b)	9,887	748,940
ATI Inc (b)	42,296	5,088,209
BWX Technologies Inc	28,474	5,849,414
Byrna Technologies Inc (b)(c)	5,701	78,161
Cadre Holdings Inc	9,002	360,170
Carpenter Technology Corp	15,512	4,930,179
Curtiss-Wright Corp	11,483	7,540,771
Ducommun Inc (b)	4,325	490,239
Hexcel Corp	24,801	2,053,771
Huntington Ingalls Industries Inc	12,219	5,138,212
Intuitive Machines Inc Class A (b)(c)	34,815	661,137
Kratos Defense & Security Solutions Inc (b)	52,582	5,416,472
Leonardo DRS Inc	23,947	983,264
Loar Holdings Inc (b)	11,058	758,358
Mercury Systems Inc (b)	16,527	1,551,555
Moog Inc Class A	8,843	2,700,210
National Presto Industries Inc	1,647	209,828
Red Cat Holdings Inc (b)(c)	32,470	438,345
Redwire Corp Class A (b)(c)	23,839	280,108
Rocket Lab Corp	146,361	11,719,125
StandardAero Inc (b)	43,583	1,346,279
V2X Inc (b)	6,433	442,783
Virgin Galactic Holdings Inc Class A (b)(c)	20,254	57,723
Voyager Technologies Inc Class A	3,970	121,204
VSE Corp	7,297	1,594,905
Woodward Inc	18,664	5,932,166
		72,019,687
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	36,754	7,165,192
Forward Air Corp Class A (b)	6,961	194,073
GXO Logistics Inc (b)	35,613	2,015,340
Hub Group Inc Class A	18,995	903,782
		10,278,387
Building Products - 1.8%
A O Smith Corp	35,314	2,595,226
AAON Inc (c)	21,108	1,922,094
Advanced Drainage Systems Inc	22,308	3,391,708
Allegion plc	26,736	4,421,867
American Woodmark Corp (b)	4,631	275,035
Apogee Enterprises Inc	6,650	246,915
Armstrong World Industries Inc	13,379	2,458,257
AZZ Inc	9,342	1,161,117
CSW Industrials Inc	5,209	1,406,326
Fortune Brands Innovations Inc	37,507	2,029,129
Gibraltar Industries Inc (b)	9,192	471,182
Griffon Corp	12,138	988,640
Hayward Holdings Inc (b)	61,634	994,773
Insteel Industries Inc	6,054	200,630
Janus International Group Inc (b)	43,032	295,200
JELD-WEN Holding Inc (b)	26,502	72,084
Masterbrand Inc (b)	39,617	480,158
Modine Manufacturing Co (b)	16,396	3,027,685
Owens Corning	25,620	3,070,301
Quanex Building Products Corp	13,984	261,780
Resideo Technologies Inc (b)	42,725	1,463,759
Simpson Manufacturing Co Inc	12,926	2,285,058
Tecnoglass Inc	8,115	396,905
Trex Co Inc (b)	33,407	1,383,718
UFP Industries Inc	18,184	1,878,044
Zurn Elkay Water Solutions Corp	46,218	2,131,112
		39,308,703
Commercial Services & Supplies - 1.3%
ABM Industries Inc	18,973	873,517
ACCO Brands Corp	28,081	109,797
ACV Auctions Inc Class A (b)	53,524	418,022
Brady Corp Class A	13,598	1,175,819
BrightView Holdings Inc (b)	21,522	287,534
Brink's Co/The	12,916	1,640,849
Casella Waste Systems Inc Class A (b)	19,462	1,963,327
Clean Harbors Inc (b)	15,620	4,059,794
CoreCivic Inc (b)	32,402	600,409
Deluxe Corp	14,061	371,210
Ennis Inc	8,199	159,799
Enviri Corp (b)	24,960	472,243
GEO Group Inc/The (b)	42,375	677,153
Healthcare Services Group Inc (b)	21,922	412,572
HNI Corp	21,438	1,024,522
Interface Inc	18,122	570,299
Liquidity Services Inc (b)	7,333	234,656
MillerKnoll Inc	21,594	433,608
Montrose Environmental Group Inc (b)	10,106	225,162
MSA Safety Inc	11,439	2,026,419
OPENLANE Inc (b)	33,085	993,873
Perma-Fix Environmental Services Inc (b)(c)	5,382	82,183
Pitney Bowes Inc	46,032	480,114
Quad/Graphics Inc Class A	9,710	59,424
Rollins Inc	91,284	5,781,929
Tetra Tech Inc	81,454	3,067,558
UniFirst Corp/MA	4,529	973,735
Vestis Corp	34,778	227,100
Virco Mfg. Corp	3,133	21,899
		29,424,526
Construction & Engineering - 2.9%
AECOM	41,215	3,974,362
Ameresco Inc Class A (b)	9,466	296,664
API Group Corp (b)	115,105	4,784,915
Arcosa Inc	15,269	1,747,842
Argan Inc	4,290	1,489,102
Bowman Consulting Group Ltd (b)	4,463	155,446
Comfort Systems USA Inc	10,959	12,516,275
Construction Partners Inc Class A (b)	14,815	1,627,872
Dycom Industries Inc (b)	9,017	3,285,705
EMCOR Group Inc	13,943	10,049,138
Everus Construction Group Inc (b)	15,922	1,408,938
Fluor Corp (b)	50,196	2,318,553
Granite Construction Inc	13,558	1,636,993
Great Lakes Dredge & Dock Corp (b)	20,893	312,977
IES Holdings Inc (b)	2,732	1,038,952
Limbach Holdings Inc (b)	3,410	293,192
MasTec Inc (b)	19,092	4,591,244
Matrix Service Co (b)	8,604	123,209
MYR Group Inc (b)	4,814	1,203,693
NWPX Infrastructure Inc (b)	3,006	202,755
Orion Group Holdings Inc (b)	11,511	140,664
Primoris Services Corp	16,834	2,495,641
Sterling Infrastructure Inc (b)	9,577	3,427,704
Tutor Perini Corp	13,800	1,088,682
Valmont Industries Inc	6,129	2,730,837
WillScot Holdings Corp	56,562	1,132,937
		64,074,292
Electrical Equipment - 2.1%
Acuity Inc	9,464	2,926,647
Allient Inc	4,623	282,049
American Superconductor Corp (b)	14,062	420,735
Array Technologies Inc (b)	47,509	538,039
Atkore Inc	10,482	727,975
Blink Charging Co (b)(c)	36,532	25,938
Bloom Energy Corp Class A (b)	67,750	10,255,319
ChargePoint Holdings Inc Class A (b)(c)	6,861	41,097
EnerSys	11,492	2,070,743
Enovix Corp Class B (b)(c)	61,007	403,866
Eos Energy Enterprises Inc (b)	89,858	1,315,521
Fluence Energy Inc Class A (b)(c)	19,972	614,538
FuelCell Energy Inc (b)	14,644	119,934
Generac Holdings Inc (b)	18,286	3,072,779
GrafTech International Ltd (b)	4,959	74,930
Hyliion Holdings Corp Class A (b)	37,987	77,873
LSI Industries Inc	9,935	219,663
Net Power Inc Class A (b)	11,770	27,895
Nextpower Inc Class A (b)	46,216	5,411,432
NuScale Power Corp Class A (b)(c)	46,696	816,246
nVent Electric PLC	50,217	5,637,361
Plug Power Inc (b)	431,466	912,551
Powell Industries Inc	2,927	1,298,388
Preformed Line Products Co	801	201,003
Regal Rexnord Corp	20,681	3,339,983
Sensata Technologies Holding PLC	45,477	1,573,049
SES AI Corp Class A (b)(c)	81,243	164,923
Shoals Technologies Group Inc (b)	52,095	491,777
Sunrun Inc (b)	72,318	1,374,042
Thermon Group Holdings Inc (b)	10,236	463,179
Vicor Corp (b)	7,087	1,117,407
		46,016,882
Ground Transportation - 1.0%
ArcBest Corp	7,075	638,307
Avis Budget Group Inc (b)	5,271	606,112
Covenant Logistics Group Inc Class A	4,565	112,299
Ftai Infrastructure Inc	36,517	212,529
Heartland Express Inc	14,442	145,720
Hertz Global Holdings Inc (b)(c)	38,249	187,420
Knight-Swift Transportation Holdings Inc	50,574	2,786,627
Landstar System Inc	10,729	1,602,483
Lyft Inc Class A (b)	124,419	2,098,949
Marten Transport Ltd	17,731	218,091
Proficient Auto Logistics Inc (b)	7,397	74,562
RXO Inc (b)	50,953	742,895
Ryder System Inc	12,548	2,400,181
Saia Inc (b)	8,303	2,780,426
Schneider National Inc Class B	15,758	422,945
U-Haul Holding Co (b)	2,155	121,865
U-Haul Holding Co Class N	31,726	1,627,861
Universal Logistics Holdings Inc	2,210	35,381
Werner Enterprises Inc	18,790	643,558
XPO Inc (b)	36,543	5,412,384
		22,870,595
Machinery - 4.7%
3D Systems Corp (b)	39,195	87,796
AGCO Corp	19,298	2,188,586
Alamo Group Inc	3,396	663,273
Albany International Corp Class A	9,012	500,076
Allison Transmission Holdings Inc	25,907	2,816,091
Astec Industries Inc	7,115	346,643
Atmus Filtration Technologies Inc	25,305	1,466,931
Blue Bird Corp (b)	9,878	496,962
CECO Environmental Corp (b)	9,379	632,426
Chart Industries Inc (b)	13,675	2,835,375
CNH Industrial NV Class A	275,782	2,967,414
Columbus McKinnon Corp/NY	9,011	189,952
Crane Co	15,235	2,782,520
Donaldson Co Inc	36,071	3,677,078
Douglas Dynamics Inc	7,247	273,067
Energy Recovery Inc (b)	16,337	238,357
Enerpac Tool Group Corp Class A	16,424	662,873
Enpro Inc	6,591	1,573,799
Esab Corp	17,800	2,155,580
ESCO Technologies Inc	8,054	1,837,681
Federal Signal Corp	18,946	2,047,873
Flowserve Corp	39,558	3,091,458
Franklin Electric Co Inc	12,024	1,197,831
Gates Industrial Corp PLC (b)	80,502	1,853,156
Gorman-Rupp Co/The	6,477	352,932
Graco Inc	51,566	4,503,259
Graham Corp (b)	3,209	224,373
Greenbrier Cos Inc/The	9,618	484,940
Helios Technologies Inc	10,297	667,040
Hillenbrand Inc	21,868	697,808
Hillman Solutions Corp (b)	61,376	575,093
Hyster-Yale Inc Class A	3,498	117,007
ITT Inc	26,450	4,821,835
JBT Marel Corp	16,183	2,545,748
Kadant Inc	3,676	1,180,143
Kennametal Inc	23,681	814,390
Lincoln Electric Holdings Inc	17,127	4,544,649
Lindsay Corp	3,369	422,035
Manitowoc Co Inc/The (b)	10,970	141,732
Mayville Engineering Co Inc (b)	4,668	91,492
Middleby Corp/The (b)	14,454	2,127,195
Miller Industries Inc/TN	3,542	145,116
Mueller Industries Inc	34,539	4,702,139
Mueller Water Products Inc Class A1	48,717	1,318,769
Nordson Corp	16,611	4,560,218
Oshkosh Corp	19,712	2,834,980
Pentair PLC	50,898	5,363,122
Proto Labs Inc (b)	7,385	388,820
RBC Bearings Inc (b)	9,798	4,895,767
REV Group Inc	15,161	968,788
SPX Technologies Inc (b)	15,522	3,234,940
Standex International Corp	3,777	906,480
Symbotic Inc Class A (b)	17,179	934,022
Tennant CO	5,650	429,909
Terex Corp	20,428	1,164,396
Timken Co/The	19,793	1,844,510
Titan International Inc (b)	14,624	139,513
Toro Co/The	30,477	2,788,646
Trinity Industries Inc	24,907	715,827
Wabash National Corp	12,763	129,289
Watts Water Technologies Inc Class A	8,534	2,554,312
Worthington Enterprises Inc	9,775	543,197
		101,457,229
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	11,801	246,641
Kirby Corp (b)	16,859	1,983,630
Matson Inc	9,697	1,554,429
		3,784,700
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	36,041	1,831,964
Allegiant Travel Co (b)(c)	4,161	368,789
American Airlines Group Inc (b)	206,050	2,740,466
Frontier Group Holdings Inc (b)	16,975	78,764
JetBlue Airways Corp (b)	90,466	440,569
Joby Aviation Inc Class A (b)(c)	70,656	746,834
SkyWest Inc (b)	12,498	1,206,307
Sun Country Airlines Holdings Inc (b)	16,193	284,025
		7,697,718
Professional Services - 2.0%
Alight Inc Class A	144,121	220,505
Amentum Holdings Inc (b)	47,789	1,709,890
Barrett Business Services Inc	7,971	302,898
BlackSky Technology Inc Class A (b)(c)	9,530	210,327
CACI International Inc (b)	6,876	4,267,108
Cbiz Inc (b)	15,404	606,147
Clarivate PLC (b)(c)	135,792	359,849
Concentrix Corp	13,764	514,085
Conduent Inc (b)	49,417	68,690
CRA International Inc	2,064	389,972
CSG Systems International Inc	8,376	667,986
Dayforce Inc (b)	49,614	3,436,762
ExlService Holdings Inc (b)	49,348	1,931,974
Exponent Inc	15,501	1,114,057
First Advantage Corp (b)	25,138	339,363
Franklin Covey Co (b)(c)	3,394	69,136
FTI Consulting Inc (b)	9,417	1,644,867
Genpact Ltd	49,926	2,201,737
Huron Consulting Group Inc (b)	4,953	837,057
ICF International Inc	5,744	535,628
Innodata Inc (b)(c)	9,911	549,466
Insperity Inc	11,246	480,542
KBR Inc	39,560	1,693,564
Kelly Services Inc Class A	9,691	104,566
Kforce Inc	5,433	191,948
Korn Ferry	16,279	1,130,902
Legalzoom.com Inc (b)	36,162	321,480
ManpowerGroup Inc	14,632	531,581
Maximus Inc	17,575	1,659,783
Mistras Group Inc (b)	5,938	83,963
Parsons Corp (b)	16,528	1,157,952
Paycom Software Inc	15,226	2,051,704
Paylocity Holding Corp (b)	13,726	1,852,735
Planet Labs PBC Class A (b)	78,636	1,963,541
Resolute Holdings Management Inc	1,136	231,699
Resources Connection Inc	9,619	43,574
Robert Half Inc	31,394	1,086,546
Science Applications International Corp	14,309	1,456,084
Spire Global Inc Class A (b)(c)	9,707	111,145
TriNet Group Inc	9,248	566,348
TrueBlue Inc (b)	9,994	53,568
TTEC Holdings Inc (b)(c)	5,575	17,783
UL Solutions Inc Class A	23,446	1,646,613
Upwork Inc (b)	40,568	812,577
Verra Mobility Corp Class A (b)	49,503	955,408
Willdan Group Inc (b)	4,366	550,989
		42,734,099
Trading Companies & Distributors - 1.7%
Air Lease Corp Class A	32,412	2,094,788
Alta Equipment Group Inc Class A	5,867	39,660
Applied Industrial Technologies Inc	11,733	3,055,391
BlueLinx Holdings Inc (b)	2,465	171,465
Boise Cascade Co	11,511	930,204
Core & Main Inc Class A (b)	59,449	3,172,199
Custom Truck One Source Inc Class A (b)	18,896	119,423
Distribution Solutions Group Inc (b)	2,117	60,101
DNOW Inc (b)	57,620	875,248
DXP Enterprises Inc/TX (b)	3,946	513,177
FTAI Aviation Ltd	31,928	8,694,633
GATX Corp	11,090	2,017,382
Global Industrial Co	4,566	139,537
Herc Holdings Inc	9,510	1,363,163
Hudson Technologies Inc (b)	11,845	84,929
McGrath RentCorp	7,636	852,865
MSC Industrial Direct Co Inc Class A	14,300	1,206,062
NPK International Inc (b)	26,247	362,471
QXO Inc (b)(c)	151,273	3,355,235
Rush Enterprises Inc Class A	18,897	1,212,998
SiteOne Landscape Supply Inc (b)	13,905	1,995,924
Titan Machinery Inc (b)	6,153	100,109
Transcat Inc (b)	2,887	174,115
Wesco International Inc	15,155	4,386,312
Willis Lease Finance Corp	946	172,437
Xometry Inc Class A (b)	13,583	775,997
		37,925,825
TOTAL INDUSTRIALS		477,592,643
Information Technology - 13.5%
Communications Equipment - 1.3%
ADTRAN Holdings Inc (b)	22,679	209,100
Applied Optoelectronics Inc (b)(c)	19,907	868,144
Aviat Networks Inc (b)	3,456	75,374
Calix Inc (b)	18,668	833,900
Ciena Corp (b)	43,918	11,058,992
Clearfield Inc (b)	3,623	107,857
Digi International Inc (b)	11,525	496,382
Extreme Networks Inc (b)	41,374	603,233
Harmonic Inc (b)	35,230	342,436
Lumentum Holdings Inc (b)	22,075	8,649,868
Netgear Inc (b)	8,977	187,709
NetScout Systems Inc (b)	21,184	589,127
Ribbon Communications Inc (b)	28,167	73,797
Viasat Inc (b)	42,159	1,904,322
Viavi Solutions Inc (b)	69,510	1,700,215
Vistance Networks Inc (b)	68,965	1,241,370
		28,941,826
Electronic Equipment, Instruments & Components - 2.8%
908 Devices Inc (b)	8,174	51,577
Advanced Energy Industries Inc	11,763	3,003,800
Aeva Technologies Inc (b)(c)	8,480	108,290
Arlo Technologies Inc (b)	33,210	421,435
Arrow Electronics Inc (b)	16,032	2,124,080
Avnet Inc	25,340	1,580,963
Badger Meter Inc	9,184	1,346,191
Bel Fuse Inc Class B	3,277	659,300
Belden Inc	12,230	1,437,147
Benchmark Electronics Inc	11,116	579,588
Climb Global Solutions Inc	1,261	149,542
Cognex Corp	52,217	2,022,887
Coherent Corp (b)	48,935	10,383,028
Crane NXT Co	15,284	772,148
CTS Corp	9,031	464,284
Daktronics Inc (b)	12,975	300,371
ePlus Inc	8,142	698,665
Evolv Technologies Holdings Inc Class A (b)	44,076	272,830
Flex Ltd (b)	115,158	7,259,560
Insight Enterprises Inc (b)	9,605	807,012
IPG Photonics Corp (b)(c)	7,859	726,250
Itron Inc (b)	14,207	1,407,630
Kimball Electronics Inc (b)	7,549	228,055
Knowles Corp (b)	26,662	646,287
Lightwave Logic Inc (b)	40,207	132,683
Littelfuse Inc	7,751	2,509,464
Methode Electronics Inc	10,683	85,357
MicroVision Inc (b)(c)	96,498	78,414
Mirion Technologies Inc Class A (b)	77,286	1,919,784
Napco Security Technologies Inc	11,117	410,106
nLight Inc (b)	15,771	719,315
Novanta Inc (b)	11,116	1,495,547
OSI Systems Inc (b)	4,980	1,245,697
Ouster Inc Class A (b)	18,579	387,001
PC Connection Inc	3,529	207,540
Plexus Corp (b)	8,404	1,675,169
Powerfleet Inc NJ (b)	37,579	192,029
Rogers Corp (b)	5,198	505,454
Sanmina Corp (b)	17,011	2,410,118
ScanSource Inc (b)	6,281	270,020
SmartRent Inc Class A (b)	54,109	87,657
TD SYNNEX Corp	23,561	3,738,424
TTM Technologies Inc (b)	32,200	3,162,040
Vishay Intertechnology Inc	38,721	780,228
Vishay Precision Group Inc (b)	3,828	191,706
Vontier Corp	45,017	1,688,138
		61,342,811
IT Services - 0.7%
Amdocs Ltd	34,212	2,803,331
Applied Digital Corp (b)(c)	77,521	2,626,411
ASGN Inc (b)	13,357	695,766
Backblaze Inc Class A (b)	17,669	80,394
BigBear.ai Holdings Inc (b)(c)	135,507	682,955
Commerce.com Inc (b)	20,963	65,405
DigitalOcean Holdings Inc (b)	21,393	1,181,963
DXC Technology Co (b)	54,078	780,346
EPAM Systems Inc (b)	17,207	3,589,380
Fastly Inc Class A (b)	43,708	404,299
Grid Dynamics Holdings Inc (b)	20,831	172,272
Hackett Group Inc/The	7,182	131,072
Kyndryl Holdings Inc (b)	71,043	1,633,989
Rackspace Technology Inc (b)	29,799	18,225
TSS Inc/MD (b)(c)	7,623	77,755
Unisys Corp (b)	20,127	52,934
Whitefiber Inc (c)	3,049	59,486
		15,055,983
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research Inc Class A (b)	16,519	960,084
Aehr Test Systems (b)	8,653	221,863
Alpha & Omega Semiconductor Ltd (b)	7,901	174,612
Ambarella Inc (b)	12,600	806,904
Ambiq Micro Inc (c)	1,194	36,285
Amkor Technology Inc	35,434	1,712,525
Atomera Inc (b)(c)	9,604	28,139
Axcelis Technologies Inc (b)(c)	9,647	849,611
CEVA Inc (b)	7,426	156,614
Cirrus Logic Inc (b)	15,862	2,067,453
Cohu Inc (b)	14,481	413,288
Credo Technology Group Holding Ltd (b)	47,406	5,939,024
Diodes Inc (b)	14,401	852,395
Enphase Energy Inc (b)	40,812	1,509,228
FormFactor Inc (b)	24,170	1,703,743
Ichor Holdings Ltd (b)	10,688	324,274
Impinj Inc (b)	8,349	1,152,997
Kopin Corp (b)	56,117	143,098
Lattice Semiconductor Corp (b)	42,583	3,428,783
MACOM Technology Solutions Holdings Inc (b)	19,937	4,367,399
MaxLinear Inc (b)	25,522	442,807
MKS Inc	20,911	4,922,659
Navitas Semiconductor Corp Class A (b)(c)	61,403	526,838
NVE Corp	1,479	99,817
Onto Innovation Inc (b)	15,271	3,085,506
PDF Solutions Inc (b)	10,070	320,730
Penguin Solutions Inc (b)	14,749	283,328
Photronics Inc (b)	18,356	634,567
Power Integrations Inc	17,283	793,981
Qorvo Inc (b)	26,141	2,041,874
Rambus Inc (b)	33,535	3,817,289
Rigetti Computing Inc Class A (b)(c)	102,848	1,868,748
Semtech Corp (b)	27,028	2,155,483
Silicon Laboratories Inc (b)	10,256	1,460,967
SiTime Corp (b)	6,833	2,481,131
SkyWater Technology Inc (b)	8,806	278,798
Skyworks Solutions Inc	46,312	2,582,357
SolarEdge Technologies Inc (b)	18,677	578,053
Synaptics Inc (b)	12,111	999,279
Ultra Clean Holdings Inc (b)	14,106	616,150
Universal Display Corp	13,763	1,580,268
Veeco Instruments Inc (b)	18,711	584,345
		59,003,294
Software - 4.3%
8x8 Inc (b)	41,410	68,741
A10 Networks Inc	22,426	391,109
ACI Worldwide Inc (b)	32,084	1,391,162
Adeia Inc	34,057	616,091
Agilysys Inc (b)	7,860	681,855
Alarm.com Holdings Inc (b)	15,563	759,163
Alkami Technology Inc (b)(c)	24,462	518,350
Amplitude Inc Class A (b)	29,889	274,082
Appfolio Inc Class A (b)	7,188	1,364,857
Appian Corp Class A (b)	12,582	351,038
Arteris Inc (b)	9,968	149,620
Asana Inc Class A (b)(c)	28,649	293,652
Aurora Innovation Inc Class A (b)(c)	377,972	1,587,482
AvePoint Inc Class A (b)	44,016	511,906
Bentley Systems Inc Class B	46,379	1,628,830
BILL Holdings Inc (b)	27,624	1,192,528
BitMine Immersion Technologies Inc	88,663	2,225,441
Blackbaud Inc (b)	11,441	614,382
BlackLine Inc (b)	15,511	720,796
Blend Labs Inc Class A (b)	68,730	163,577
Box Inc Class A (b)	45,099	1,143,260
Braze Inc Class A (b)	26,798	557,934
C3.ai Inc Class A (b)(c)	37,922	417,521
Ccc Intelligent Solutions Holdings Inc Class A (b)	181,106	1,372,783
Cerence Inc (b)	13,392	151,731
Cipher Mining Inc (b)(c)	91,104	1,454,020
Circle Internet Group Inc Class A	16,872	1,078,627
Cleanspark Inc (b)(c)	87,708	1,038,463
Clear Secure Inc Class A	27,584	899,790
Clearwater Analytics Holdings Inc Class A (b)	89,706	2,161,018
Commvault Systems Inc (b)	13,743	1,177,775
Confluent Inc Class A (b)	92,986	2,839,792
Consensus Cloud Solutions Inc (b)	6,139	131,129
Core Scientific Inc (b)	96,588	1,737,618
Daily Journal Corp (b)(c)	285	167,115
Digimarc Corp (b)	4,934	30,245
Digital Turbine Inc (b)	31,649	165,208
Dolby Laboratories Inc Class A	19,017	1,220,701
Domo Inc Class B (b)	10,559	61,981
Dropbox Inc Class A (b)	54,157	1,379,920
Dynatrace Inc (b)	93,830	3,573,986
Elastic NV (b)	29,131	1,920,607
Expensify Inc Class A (b)	22,210	32,205
Five9 Inc (b)	24,650	435,319
Freshworks Inc Class A (b)	65,139	702,198
Gitlab Inc Class A (b)	43,795	1,531,949
Guidewire Software Inc (b)	26,463	3,724,933
I3 Verticals Inc Class A (b)(c)	6,449	143,232
Intapp Inc (b)	17,704	601,051
InterDigital Inc	8,020	2,618,049
Jamf Holding Corp (b)	25,784	336,481
Klaviyo Inc Class A (b)	42,748	949,433
LiveRamp Holdings Inc (b)	19,939	485,515
Manhattan Associates Inc (b)	18,757	2,832,495
MARA Holdings Inc (b)(c)	117,446	1,115,737
Mitek Systems Inc (b)	14,682	147,114
N-able Inc/US (b)	23,254	141,152
nCino Inc (b)	32,802	700,323
NCR Voyix Corp (b)	43,535	431,867
NextNav Inc Class A (b)	27,591	396,207
Nutanix Inc Class A (b)	84,265	3,314,143
OneSpan Inc	11,968	140,983
Onestream Inc Class A (b)	25,000	590,250
Ooma Inc (b)	7,777	91,380
PagerDuty Inc (b)	29,362	311,237
PAR Technology Corp (b)(c)	12,586	329,879
Pegasystems Inc	28,565	1,248,005
Pivotal Software Inc rights (b)(d)	5,101	0
Porch Group Inc (b)	30,470	240,408
Procore Technologies Inc (b)	37,316	2,107,981
Progress Software Corp (b)	13,455	550,579
Q2 Holdings Inc (b)	19,409	1,188,801
Qualys Inc (b)	11,153	1,471,081
Rapid7 Inc (b)	18,542	221,021
Red Violet Inc	4,114	187,105
Rekor Systems Inc (b)	38,411	42,636
RingCentral Inc Class A (b)	23,918	618,998
Riot Platforms Inc (b)	100,704	1,557,891
Rubrik Inc Class A (b)	44,263	2,476,515
Samsara Inc Class A (b)	108,684	3,048,586
SEMrush Holdings Inc Class A (b)	13,904	165,319
SentinelOne Inc Class A (b)	99,826	1,395,567
SoundHound AI Inc Class A (b)(c)	120,150	1,016,469
Sprinklr Inc Class A (b)	37,602	239,901
Sprout Social Inc Class A (b)	16,009	144,881
SPS Commerce Inc (b)	11,711	1,045,324
Telos Corp (b)	16,798	91,717
Tenable Holdings Inc (b)	37,291	822,639
Teradata Corp (b)	28,985	826,652
Terawulf Inc (b)(c)	103,070	1,378,046
UiPath Inc Class A (b)	131,601	1,656,857
Unity Software Inc (b)	106,613	3,102,439
Varonis Systems Inc (b)	36,641	1,093,367
Veritone Inc (b)	25,036	89,379
Vertex Inc Class A (b)	22,842	423,719
Viant Technology Inc Class A (b)	5,538	65,459
Weave Communications Inc (b)	20,515	133,348
Workiva Inc Class A (b)	16,243	1,251,036
Xperi Inc (b)	14,490	82,013
Yext Inc (b)	32,307	231,318
Zeta Global Holdings Corp Class A (b)	61,422	1,141,221
		93,645,296
Technology Hardware, Storage & Peripherals - 1.7%
Corsair Gaming Inc (b)	15,464	78,866
Diebold Nixdorf Inc (b)	11,159	770,083
Eastman Kodak Co (b)	21,584	157,995
GPGI Inc Class A (b)	21,781	513,378
Immersion Corp	8,794	59,096
IonQ Inc (b)(c)	110,362	4,412,273
Pure Storage Inc Class A (b)	97,254	6,763,043
Sandisk Corp/DE	43,344	24,976,980
Turtle Beach Corp (b)	4,280	51,188
Xerox Holdings Corp	37,030	81,096
		37,863,998
TOTAL INFORMATION TECHNOLOGY		295,853,208
Materials - 4.3%
Chemicals - 1.8%
AdvanSix Inc	8,422	133,404
Albemarle Corp	36,653	6,254,101
American Vanguard Corp (b)	8,738	44,389
Arq Inc (b)	10,049	35,774
Ashland Inc	14,222	869,818
ASP Isotopes Inc (b)(c)	33,707	213,702
Aspen Aerogels Inc (b)	20,925	70,517
Avient Corp	28,459	1,028,793
Axalta Coating Systems Ltd (b)	66,440	2,231,055
Balchem Corp	10,056	1,711,230
Cabot Corp	16,594	1,197,921
Celanese Corp	34,132	1,516,826
Chemours Co/The	46,631	698,999
Ecovyst Inc (b)	35,309	374,628
Element Solutions Inc	70,847	2,061,648
FMC Corp	39,459	623,452
Hawkins Inc	6,495	845,974
HB Fuller Co	16,888	1,014,969
Huntsman Corp	51,739	559,816
Ingevity Corp (b)	11,169	734,809
Innospec Inc	7,775	635,373
Intrepid Potash Inc (b)	3,290	108,044
Koppers Holdings Inc	6,062	178,587
Kronos Worldwide Inc	7,315	38,404
LSB Industries Inc (b)	16,609	154,298
Mativ Holdings Inc	16,938	204,103
Minerals Technologies Inc	9,749	641,094
Mosaic Co/The	98,897	2,719,668
NewMarket Corp	2,430	1,630,020
Olin Corp	35,584	740,503
Origin Materials Inc Class A (b)	36,401	6,879
Perimeter Solutions Inc (b)	43,608	1,140,349
PureCycle Technologies Inc (b)(c)	44,167	422,237
Quaker Chemical Corp	4,312	662,927
Rayonier Advanced Materials Inc (b)	21,014	163,069
RPM International Inc	39,871	4,264,602
Scotts Miracle-Gro Co/The	13,858	889,961
Sensient Technologies Corp	13,219	1,249,460
Stepan Co	6,710	386,563
Trinseo PLC (c)	10,443	4,698
Tronox Holdings PLC	37,184	225,335
Westlake Corp (c)	10,367	822,310
		39,510,309
Construction Materials - 0.2%
Eagle Materials Inc	9,993	2,036,673
Knife River Corp (b)	17,588	1,181,386
United States Lime & Minerals Inc	3,292	396,785
		3,614,844
Containers & Packaging - 0.7%
AptarGroup Inc	20,403	2,549,355
Ardagh Metal Packaging SA	45,372	199,183
Crown Holdings Inc	35,462	3,712,163
Graphic Packaging Holding CO	91,960	1,347,214
Greif Inc Class A	8,208	579,649
Myers Industries Inc	11,769	243,265
O-I Glass Inc (b)	47,683	728,596
Ranpak Holdings Corp Class A (b)	12,808	64,552
Sealed Air Corp	45,744	1,915,759
Silgan Holdings Inc	27,314	1,178,599
Sonoco Products Co	30,814	1,479,072
TriMas Corp	9,960	346,309
		14,343,716
Metals & Mining - 1.6%
Alcoa Corp	80,671	4,582,920
Alpha Metallurgical Resources Inc (b)	3,352	703,250
Century Aluminum Co (b)	16,481	747,084
Cleveland-Cliffs Inc (b)	177,493	2,442,304
Coeur Mining Inc (b)	200,042	4,088,858
Commercial Metals Co	34,555	2,656,243
Compass Minerals International Inc (b)	10,700	267,286
Contango ORE Inc (b)	3,226	91,456
Hecla Mining Co	208,721	4,700,397
Idaho Strategic Resources Inc (b)(c)	4,392	158,376
Ivanhoe Electric Inc / US (b)	33,137	566,311
Kaiser Aluminum Corp	4,978	610,402
Materion Corp	6,420	887,758
Mesabi Trust	4,127	135,777
Metallus Inc (b)	10,937	218,193
MP Materials Corp (b)(c)	41,966	2,466,342
Olympic Steel Inc	3,050	146,675
Ramaco Resources Inc Class A (b)	12,245	238,900
Royal Gold Inc	25,244	6,646,998
Ryerson Holding Corp	8,501	239,898
SunCoke Energy Inc	26,560	208,762
Warrior Met Coal Inc	16,393	1,463,895
Worthington Steel Inc	10,161	408,777
		34,676,862
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	4,887	82,199
Louisiana-Pacific Corp	19,750	1,653,865
Sylvamo Corp	10,332	505,648
		2,241,712
TOTAL MATERIALS		94,387,443
Real Estate - 5.9%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	22,789	472,644
Alpine Income Property Trust Inc	4,309	75,924
American Assets Trust Inc	15,187	274,277
Armada Hoffler Properties Inc Class A	25,771	179,624
Broadstone Net Lease Inc Class A	59,098	1,093,904
CTO Realty Growth Inc	9,891	175,762
Essential Properties Realty Trust Inc	61,684	1,872,726
Gladstone Commercial Corp	15,675	182,614
Global Net Lease Inc	62,275	589,122
		4,916,597
Health Care REITs - 0.7%
American Healthcare REIT Inc	55,044	2,582,114
CareTrust REIT Inc	69,604	2,599,013
Community Healthcare Trust Inc	8,617	148,902
Diversified Healthcare Trust	67,692	393,291
Global Medical REIT Inc	4,085	141,095
Healthcare Realty Trust Inc	109,548	1,839,311
LTC Properties Inc	15,073	549,712
Medical Properties Trust Inc (c)	153,241	769,270
National Health Investors Inc	14,999	1,231,718
Omega Healthcare Investors Inc	92,059	4,039,549
Sabra Health Care REIT Inc	77,974	1,460,453
Sila Realty Trust Inc	17,539	427,075
Universal Health Realty Income Trust	4,479	177,951
		16,359,454
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	69,379	807,572
Chatham Lodging Trust	15,301	108,790
DiamondRock Hospitality Co	63,981	587,346
Park Hotels & Resorts Inc	63,175	690,503
Pebblebrook Hotel Trust	35,577	406,289
RLJ Lodging Trust	46,946	348,809
Ryman Hospitality Properties Inc	19,590	1,855,173
Service Properties Trust	49,563	98,630
Summit Hotel Properties Inc	32,808	145,011
Sunstone Hotel Investors Inc	60,122	527,270
Xenia Hotels & Resorts Inc	29,857	440,391
		6,015,784
Industrial REITs - 0.7%
Americold Realty Trust Inc	88,994	1,104,416
EastGroup Properties Inc	16,599	3,015,042
First Industrial Realty Trust Inc	41,243	2,393,331
Lineage Inc	17,983	642,173
LXP Industrial Trust	18,502	916,774
One Liberty Properties Inc	5,696	122,748
Rexford Industrial Realty Inc	72,492	2,938,101
STAG Industrial Inc Class A	58,154	2,181,357
Terreno Realty Corp	32,281	1,986,573
		15,300,515
Office REITs - 0.6%
Brandywine Realty Trust	55,569	157,260
BXP Inc	45,927	2,970,099
COPT Defense Properties	35,206	1,084,697
Cousins Properties Inc	52,657	1,329,063
Douglas Emmett Inc	52,919	558,825
Easterly Government Properties Inc	13,691	320,232
Empire State Realty Trust Inc Class A	42,789	283,691
Highwoods Properties Inc	34,611	894,694
Hudson Pacific Properties Inc (b)	16,721	144,135
JBG SMITH Properties	18,791	316,440
Kilroy Realty Corp	34,130	1,176,802
NET Lease Office Properties	4,221	82,352
Orion Properties Inc	17,529	39,090
Peakstone Realty Trust	10,440	163,073
Piedmont Realty Trust Inc Class A1	38,454	323,783
Postal Realty Trust Inc Class A	7,621	138,931
SL Green Realty Corp	22,126	990,802
Vornado Realty Trust	50,304	1,603,692
		12,577,661
Real Estate Management & Development - 0.8%
Compass Inc Class A (b)	152,199	1,905,531
Cushman & Wakefield Ltd	71,972	1,183,220
Douglas Elliman Inc (b)	22,584	60,977
eXp World Holdings Inc (c)	28,628	258,797
Forestar Group Inc (b)	6,015	156,510
Howard Hughes Holdings Inc (b)	9,498	775,607
Jones Lang LaSalle Inc (b)	14,689	5,257,340
Kennedy-Wilson Holdings Inc	37,230	366,716
Marcus & Millichap Inc	7,660	208,352
Newmark Group Inc Class A	49,426	881,266
Opendoor Technologies Inc Class A (b)	249,490	1,284,874
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	5,741
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	3,070
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	2,668
RE/MAX Holdings Inc Class A (b)	7,278	56,623
RMR Group Inc/The Class A	5,375	81,431
Seaport Entertainment Group Inc (b)	2,349	44,372
St Joe Co/The	12,377	819,234
Tejon Ranch Co (b)	7,816	125,759
Zillow Group Inc Class A (b)	16,085	1,001,130
Zillow Group Inc Class C (b)	53,936	3,399,586
		17,878,804
Residential REITs - 0.6%
American Homes 4 Rent Class A	101,416	3,176,349
Apartment Investment and Management Co Class A	39,647	233,124
Camden Property Trust	33,118	3,611,518
Centerspace	5,307	341,081
Equity LifeStyle Properties Inc	60,303	3,809,341
Independence Realty Trust Inc	74,495	1,244,067
NexPoint Residential Trust Inc	6,935	209,575
UMH Properties Inc	25,511	398,737
Veris Residential Inc	25,769	391,431
		13,415,223
Retail REITs - 1.4%
Acadia Realty Trust	41,060	821,611
Agree Realty Corp	35,644	2,574,566
Alexander's Inc	693	169,716
Brixmor Property Group Inc	95,128	2,548,479
CBL & Associates Properties Inc	4,846	173,487
Curbline Properties Corp	30,421	737,709
Federal Realty Investment Trust	24,388	2,467,090
FrontView REIT Inc	6,613	108,519
Getty Realty Corp	16,903	504,724
InvenTrust Properties Corp	24,223	711,914
Kimco Realty Corp	210,796	4,443,580
Kite Realty Group Trust	68,050	1,598,495
Macerich Co/The	79,685	1,508,437
NETSTREIT Corp (c)	26,530	499,825
NNN REIT Inc	59,225	2,467,906
Phillips Edison & Co Inc	39,071	1,415,542
Regency Centers Corp	51,112	3,724,531
Saul Centers Inc	4,153	131,775
SITE Centers Corp	16,013	97,999
Tanger Inc	35,739	1,169,380
Urban Edge Properties	39,552	768,495
Whitestone REIT	14,153	201,539
		28,845,319
Specialized REITs - 0.6%
CubeSmart	71,287	2,675,401
EPR Properties	23,787	1,290,207
Farmland Partners Inc	13,328	154,738
Four Corners Property Trust Inc	33,466	824,937
Gladstone Land Corp	11,264	125,594
Lamar Advertising Co Class A	27,043	3,469,887
Millrose Properties Inc Class A	48,003	1,430,489
National Storage Affiliates Trust	22,322	710,063
Outfront Media Inc	45,161	1,098,316
Rayonier Inc	46,614	1,060,002
Safehold Inc	14,389	203,029
		13,042,663
TOTAL REAL ESTATE		128,352,020
Utilities - 2.5%
Electric Utilities - 0.8%
Hawaiian Electric Industries Inc (b)	53,648	821,887
IDACORP Inc	16,789	2,229,411
MGE Energy Inc	11,520	920,218
OGE Energy Corp	62,647	2,736,421
Oklo Inc Class A (b)(c)	38,450	3,061,389
Otter Tail Corp	13,054	1,163,895
Pinnacle West Capital Corp	37,229	3,483,145
Portland General Electric Co	35,042	1,760,861
TXNM Energy Inc	30,198	1,779,266
		17,956,493
Gas Utilities - 0.6%
Chesapeake Utilities Corp	7,349	945,669
MDU Resources Group Inc	63,481	1,301,995
National Fuel Gas Co	28,124	2,355,385
New Jersey Resources Corp	31,276	1,547,536
Northwest Natural Holding Co	13,119	610,821
ONE Gas Inc	18,684	1,486,499
Southwest Gas Holdings Inc	19,988	1,655,406
Spire Inc	18,422	1,556,475
UGI Corp	66,849	2,681,314
		14,141,100
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	221,647	3,247,129
Clearway Energy Inc Class A	11,941	403,248
Clearway Energy Inc Class C	25,403	918,318
Hallador Energy Co (b)	11,094	205,127
Ormat Technologies Inc	18,922	2,364,115
Talen Energy Corp (b)	14,231	4,957,511
		12,095,448
Multi-Utilities - 0.2%
Avista Corp	25,342	1,046,371
Black Hills Corp	23,534	1,717,512
Northwestern Energy Group Inc	19,119	1,297,415
Unitil Corp	5,477	278,834
		4,340,132
Water Utilities - 0.3%
American States Water Co	12,023	877,198
Cadiz Inc (b)(c)	17,108	96,489
California Water Service Group	18,628	832,672
Consolidated Water Co Ltd	4,725	178,983
Essential Utilities Inc	88,006	3,413,753
H2O America	10,504	546,628
Middlesex Water Co	6,043	316,532
York Water Co/The	4,425	148,592
		6,410,847
TOTAL UTILITIES		54,944,020
TOTAL UNITED STATES		2,125,256,653
TOTAL COMMON STOCKS (Cost $1,655,695,180)		2,177,339,807

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $346,599)	3.82	347,000	346,653

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	5,612,223	5,613,345
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	87,148,131	87,156,846
TOTAL MONEY MARKET FUNDS (Cost $92,770,191)			92,770,191

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $1,748,811,970)	2,270,456,651
NET OTHER ASSETS (LIABILITIES) - (3.9)% (f)	(84,940,677)
NET ASSETS - 100.0%	2,185,515,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	26	3/2026	3,411,980	58,376
CME E-Mini S&P MidCap 400 Index Contracts (United States)	12	3/2026	4,137,000	56,189

TOTAL FUTURES CONTRACTS				114,565
The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $403,169 or 0.0% of net assets.

(f)	Includes $139,295 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $346,653.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,848,329.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,487,918	45,142,008	43,016,455	42,774	(126)	-	5,613,345	5,612,223	0.0%
Fidelity Securities Lending Cash Central Fund	93,662,321	98,377,713	104,882,469	124,984	(719)	-	87,156,846	87,148,131	0.3%
Total	97,150,239	143,519,721	147,898,924	167,758	(845)	-	92,770,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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